As filed with the Securities and Exchange Commission on April 30, 2001.
                                                      Registration Nos: 33-81626
                                                                        811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 12
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 18

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                One Tower Square
                               Hartford, CT 06183
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (860) 277-0111

                                Ernest J. Wright
                         Citicorp Life Insurance Company
                                One Tower Square
                               Hartford, CT 06183
               (Name and Address of Agent for Service of Process)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 1, 2001 pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a) of Rule 485

[ ]    on _________________________ pursuant to paragraph (a)(i) of Rule 485

Securities being offered: Flexible Premium Deferred Variable Annuity Contract If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      Information Required in a Prospectus

          SUPPLEMENT DATED MAY 1, 2001 TO PROSPECTUS DATED MAY 1, 2001

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                         CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2001 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.


                                    * * * * *


The first paragraph in the section captioned "5. Charges and Deductions" (page
4) is revised as follows:

    The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 0.99% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" (page 5) is revised as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)

    Mortality and Expense Risk Charge                   0.84%
    Administration Charge                               0.15%
                                                        -----
           Total Separate Account Expenses              0.99%

The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" (page 12) is replaced with the following:

    This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned "Examples" (page 6) is replaced with the following:

EXAMPLES: You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:(1)

         If you surrender or annuitize the Contract under an annuity income option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                   1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund Appreciation Portfolio                   $92              $119              $148             $252
Fidelity VIP Growth Portfolio                                         $91              $114              $140             $238
Fidelity VIP High Income Portfolio                                    $91              $116              $142             $242
Fidelity VIP Equity-Income Portfolio                                  $90              $112              $136             $229
Fidelity VIP Overseas Portfolio                                       $93              $122              $153             $264
Fidelity VIP II Contrafund Portfolio                                  $91              $114              $140             $237
Fidelity VIP II Index 500 Portfolio                                   $87              $103              $122             $200
AIM V.I. Capital Appreciation Fund                                    $93              $120              $150             $257
AIM V.I. Government Securities Fund                                   $94              $124              $157             $272
AIM V.I. Growth Fund                                                  $93              $120              $150             $258
AIM V.I. Growth and Income Fund                                       $93              $120              $151             $259
AIM V.I. International Equity Fund                                    $95              $126              $160             $277
AIM V.I. Value Fund                                                   $93              $120              $151             $259
MFS Global Governments Series                                         $93              $122              $154             $265
MFS Money Market Series                                               $90              $113              $138             $234
MFS Bond Series                                                       $92              $118              $146             $249
MFS Total Return Series                                               $93              $122              $153             $264
MFS Research Series                                                   $93              $120              $151             $259
MFS Emerging Growth Series                                            $93              $120              $151             $259
Smith Barney Aggressive Growth Portfolio                              $94              $125              $158             $274
Smith Barney Small Cap Growth Opportunities Portfolio                 $93              $122              $154             $265

If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                     1 Year           3 Years          5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund Appreciation Portfolio                   $22               $69              $118             $252
Fidelity VIP Growth Portfolio                                         $21               $64              $110             $238
Fidelity VIP High Income Portfolio                                    $21               $66              $112             $242
Fidelity VIP Equity-Income Portfolio                                  $20               $62              $106             $229
Fidelity VIP Overseas Portfolio                                       $23               $72              $123             $264
Fidelity VIP II Contrafund Portfolio                                  $21               $64              $110             $237
Fidelity VIP II Index 500 Portfolio                                   $17               $53              $92              $200
AIM V.I. Capital Appreciation Fund                                    $23               $70              $120             $257
AIM V.I. Government Securities Fund                                   $24               $74              $127             $272
AIM V.I. Growth Fund                                                  $23               $70              $120             $258
AIM V.I. Growth and Income Fund                                       $23               $70              $121             $259
AIM V.I. International Equity Fund                                    $25               $76              $130             $277
AIM V.I. Value Fund                                                   $23               $70              $121             $259
MFS Global Governments Series                                         $23               $72              $124             $265
MFS Money Market Series                                               $20               $63              $108             $234
MFS Bond Series                                                       $22               $68              $116             $249
MFS Total Return Series                                               $23               $72              $123             $264
MFS Research Series                                                   $23               $70              $121             $259
MFS Emerging Growth Series                                            $23               $70              $121             $259
Smith Barney Aggressive Growth Portfolio                              $24               $75              $128             $274
Smith Barney Small Cap Growth Opportunities Portfolio                 $23               $72              $124             $265

FOOTNOTES TO FEE TABLE AND EXAMPLES

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2000 expenses for the Separate Account and fiscal year 2000 expenses for the investment portfolios.

(1.) Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2000 by the total of all Contract assets under management as of the end of fiscal year 1999. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

                         CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 2000 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

                                                                                                                          From
                                                                                                                      Commencement
                 Subaccount                   Year Ending   Year Ending    Year Ending   Year Ending   Year Ending    of Operations
                                                12/31/00      12/31/99      12/31/98       12/31/97      12/31/96     to 12/31/95*
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative(1)
   Unit Value Beginning of Period                  $1.14         $1.13          $1.06         $1.00          --              --
   Unit Value End of Period                       $1.158         $1.14          $1.13         $1.06          --              --
   Number of Accumulation Units Outstanding    2,103,445     2,822,732      3,875,575     2,283,189          --              --
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced(1)
   Unit Value Beginning of Period                  $1.18         $1.14          $1.07         $1.00          --              --
   Unit Value End of Period                       $1.198         $1.18          $1.14         $1.07          --              --
   Number of Accumulation Units Outstanding    2,918,169     3,396,276      6,153,461     3,338,546          --              --
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth(1)
   Unit Value Beginning of Period                  $1.19         $1.10          $1.08         $1.00          --              --
   Unit Value End of Period                       $1.192         $1.19          $1.10         $1.08          --              --
   Number of Accumulation Units Outstanding    1,386,221     1,502,485      2,901,723     2,863,311          --              --
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus(1)
   Unit Value Beginning of Period                  $1.22         $1.10          $1.09         $1.00          --              --
   Unit Value End of Period                       $1.205         $1.22          $1.10         $1.09          --              --
   Number of Accumulation Units Outstanding      587,461       922,550      1,566,185     1,046,036          --              --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                  $3.38         $2.49          $1.80         $1.48       $1.31           $1.00
   Unit Value End of Period                       $2.981         $3.38          $2.49         $1.80       $1.48           $1.31
   Number of Accumulation Units Outstanding    2,848,614     2,651,923      1,821,492       725,424      98,550           4,565
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period                  $1.15         $1.08          $1.14         $1.00          --              --
   Unit Value End of Period                       $0.885         $1.15          $1.08         $1.14          --              --
   Number of Accumulation Units Outstanding    3,128,278     3,348,327      2,915,521       819,371          --              --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period                  $1.41         $1.34          $1.22         $1.00          --              --
   Unit Value End of Period                       $1.518         $1.41          $1.34         $1.22          --              --
   Number of Accumulation Units Outstanding    5,822,128     6,296,999      5,786,776     2,265,460          --              --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                  $1.71         $1.21          $1.09         $1.00          --              --
   Unit Value End of Period                       $1.370         $1.71          $1.21         $1.09          --              --
   Number of Accumulation Units Outstanding    1,690,748     1,518,097      1,400,537     1,070,184          --              --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                  $1.91         $1.55          $1.21         $1.00          --              --
   Unit Value End of Period                       $1.768         $1.91          $1.55         $1.21          --              --
   Number of Accumulation Units Outstanding    5,331,566     5,145,208      4,179,308     1,585,128          --              --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                  $1.87         $1.57          $1.24         $1.00          --              --
   Unit Value End of Period                       $1.681         $1.87          $1.57         $1.24          --              --
   Number of Accumulation Units Outstanding    8,313,830     8,726,888      7,620,186     2,215,225          --              --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                  $2.82         $1.97          $1.67         $1.49       $1.00           $1.00
   Unit Value End of Period                       $2.488         $2.82          $1.97         $1.67       $1.49           $1.00
   Number of Accumulation Units Outstanding    2,550,374     2,342,148      2,195,417     1,293,126      77,611               0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund
   Unit Value Beginning of Period                  $1.10         $1.13          $1.06         $1.00          --              --
   Unit Value End of Period                       $1.203         $1.10          $1.13         $1.06          --              --
   Number of Accumulation Units Outstanding    1,457,365     1,527,473      1,596,060       573,525          --              --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period                  $2.15         $1.61          $1.21         $1.00          --              --
   Unit Value End of Period                       $1.692         $2.15          $1.61         $1.21          --              --
   Number of Accumulation Units Outstanding    1,300,702     1,221,308        784,811       315,240          --              --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                  $1.99         $1.49          $1.18         $1.00          --              --
   Unit Value End of Period                       $1.681         $1.99          $1.49         $1.18          --              --
   Number of Accumulation Units Outstanding    3,212,832     3,536,974      2,586,911       827,506          --              --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          From
                                                                                                                      Commencement
                 Subaccount                   Year Ending   Year Ending    Year Ending   Year Ending   Year Ending    of Operations
                                                12/31/00      12/31/99      12/31/98       12/31/97      12/31/96     to 12/31/95*
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period                  $1.84         $1.20          $1.05         $1.00           --             --
   Unit Value End of Period                       $1.339         $1.84          $1.20         $1.05           --             --
   Number of Accumulation Units Outstanding    4,606,962     4,015,921      3,742,016     2,357,251           --             --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period                  $2.00         $1.56          $1.19         $1.00           --             --
   Unit Value End of Period                       $1.692         $2.00          $1.56         $1.19           --             --
   Number of Accumulation Units Outstanding    7,479,332     6,871,254      5,351,283     2,102,285           --             --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series
   Unit Value Beginning of Period                  $1.29         $1.17          $1.10         $1.12        $1.00          $1.00
   Unit Value End of Period                       $1.173         $1.29          $1.17         $1.10        $1.12          $1.00
   Number of Accumulation Units Outstanding      345,467       321,448        382,462       303,642       65,848              0
-----------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Series
   Unit Value Beginning of Period                  $1.18         $1.14          $1.09         $1.06        $1.00          $1.00
   Unit Value End of Period                       $1.234         $1.18          $1.14         $1.09        $1.06          $1.00
   Number of Accumulation Units Outstanding    1,497,490     1,600,252      2,781,034     3,362,150       47,376              0
-----------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series
   Unit Value Beginning of Period                  $1.11         $1.14          $1.08         $1.00           --             --
   Unit Value End of Period                       $1.201         $1.11          $1.14         $1.08           --             --
   Number of Accumulation Units Outstanding    1,717,519     2,313,509      2,234,730       861,145           --             --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
   Unit Value Beginning of Period                  $1.32         $1.29          $1.16         $1.00           --             --
   Unit Value End of Period                       $1.517         $1.32          $1.29         $1.16           --             --
   Number of Accumulation Units Outstanding    3,959,188     4,106,432      3,960,924     1,592,342           --             --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Series
   Unit Value Beginning of Period                  $1.73         $1.41          $1.15         $1.00           --             --
   Unit Value End of Period                       $1.627         $1.73          $1.41         $1.15           --             --
   Number of Accumulation Units Outstanding    3,953,194     4,099,175      4,246,685     2,569,829           --             --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period                  $2.71         $1.55          $1.17         $1.00           --             --
   Unit Value End of Period                       $2.156         $2.71          $1.55         $1.17           --             --
   Number of Accumulation Units Outstanding    5,281,956     4,922,989      4,576,450     2,322,481           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth VIP Portfolio(2)
   Unit Value Beginning of Period                  $1.44         $1.05          $1.11         $1.00           --             --
   Unit Value End of Period                       $1.550         $1.44          $1.05         $1.11           --             --
   Number of Accumulation Units Outstanding      477,000       445,032        473,301       150,143           --             --
-----------------------------------------------------------------------------------------------------------------------------------

* The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.


(1)  This Portfolio is closed as of May 1, 2001.

(2) This portfolio was formerly known as the CitiFunds Small Cap Growth VIP Portfolio.

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    issued by

                         CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS


This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("We," "us," "our" or "CLIC").

The Contract has 22 investment choices: a Fixed Account and 21 subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate which is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 21 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 OR WRITE US AT ONE TOWER SQUARE, HARTFORD, CT 06183-4065.


VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.



MANAGED BY SMITH BARNEY FUND MANAGEMENT LLC
Greenwich Street Series Fund Appreciation Portfolio
Smith Barney Aggressive Growth Portfolio

MANAGED BY CITI FUND MANAGEMENT INC.
Smith Barney Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP(1) Growth Portfolio
Fidelity VIP(1) High Income Portfolio
Fidelity VIP(1) Equity-Income Portfolio
Fidelity VIP(1) Overseas Portfolio
Fidelity VIP II(2) Contrafund Portfolio
Fidelity VIP II(2) Index 500 Portfolio

(1)  Variable Insurance Products Fund
(2)  Variable Insurance Products Fund II

MANAGED BY A I M ADVISORS, INC.
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

MANAGED BY MFS INVESTMENT MANAGEMENT(R)
MFS Global Governments Series
MFS Money Market Series
MFS Bond Series
MFS Total Return Series
MFS Research Series
MFS Emerging Growth Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

May 1, 2001

                                TABLE OF CONTENTS


INDEX OF SPECIAL TERMS                                   2
SUMMARY                                                  3
FEE TABLES                                               6
EXAMPLES                                                 9
SECTION 1:  THE ANNUITY CONTRACT                        11
SECTION 2:  ANNUITY PAYMENTS (THE INCOME PHASE)         11
         Variable Annuity Income Payments               12
         Fixed Annuity Income Payments                  12
         Annuity Income Options                         12
SECTION 3:  PURCHASE                                    12
         Purchase Payments                              12
         Allocation of Purchase Payments                13
         Free Look Period                               13
         Accumulation Units                             13
SECTION 4:  INVESTMENT OPTIONS                          14
         Transfers During the Accumulation Phase        14
         Transfers During the Income Phase              15
         Transfer Requests                              15
         Dollar Cost Averaging Program                  15
         Voting Rights                                  15
         Substitution                                   15
SECTION 5:  CHARGES AND DEDUCTIONS                      15
         Insurance Charges                              15
         Annual Contract Fee                            16
         Surrender Charges                              16
         Surrender Processing Fee                       16
         Premium Taxes                                  16
         Transfer Processing Fee                        17
         Investment Portfolio Expenses                  17
SECTION 6:  TAXES                                       17
         Annuity Contracts in General                   17
         Qualified and Non-Qualified Contracts          17
         Withdrawals - Non-Qualified Contracts          17
         Withdrawals - Qualified Contracts              18
         Diversification Requirements                   18
         Owner Control                                  18
         Taxation of Death Benefit Proceeds             18
         Transfers, Assignments or Exchanges of a
              Contract                                  18
         Withholding                                    18
         Multiple Contracts                             18
SECTION 7:  ACCESS TO YOUR MONEY                        18
         Systematic Withdrawal Program                  19
SECTION 8:  DEATH BENEFITS                              19
         Upon Your Death                                19
         Death of the Annuitant                         19
SECTION 9:  OTHER INFORMATION                           19
         Citicorp Life Insurance Company                19
         The Separate Account                           19
         Distribution                                   20
         Ownership                                      20
         Beneficiary                                    20
         Suspension of Payment or Transfers             20
         Modifications                                  21
         Legal Proceedings                              21
         Financial Statements                           21
         Inquiries                                      21
STATEMENT OF ADDITIONAL INFORMATION
      TABLE OF CONTENTS                                 21
APPENDIX:  Condensed Financial Information              23


                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase            11
Accumulation Unit             13
Annuitant                     11
Annuity Income Date           11
Annuity Income Options        11
Annuity Income Payments       11
Annuity Unit                  13
Beneficiary                   20
Business Day                  13
Contract Value                11
Contract Year                 14
Fixed Account                 11
Income Phase                  11
Investment Portfolios         14
Joint Owner                   11
Non-Qualified Contract        17
Notice To Us                  15
Owner                         20
Purchase Payment              12
Qualified Contract            17
Separate Account              20
Subaccount                    11
Tax Deferral                  17

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio's investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts).

4. INVESTMENT OPTIONS: You may put your money in any or all of the following investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

MANAGED BY SMITH BARNEY FUND MANAGEMENT LLC
    Greenwich Street Series Fund Appreciation Portfolio
    Smith Barney Aggressive Growth Portfolio

MANAGED BY CITI FUND MANAGEMENT INC.
    Smith Barney Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
    Fidelity VIP Growth Portfolio
    Fidelity VIP High Income Portfolio
    Fidelity VIP Equity-Income Portfolio
    Fidelity VIP Overseas Portfolio
    Fidelity VIP II Contrafund Portfolio
    Fidelity VIP II Index 500 Portfolio

MANAGED BY A I M ADVISORS, INC.
    AIM V.I. Capital Appreciation Fund
    AIM V.I. Government Securities Fund
    AIM V.I. Growth Fund
    AIM V.I. Growth and Income Fund
    AIM V.I. International Equity Fund

    AIM V.I. Value Fund

MANAGED BY MFS INVESTMENT MANAGEMENT(R)
    MFS Global Governments Series
    MFS Money Market Series
    MFS Bond Series
    MFS Total Return Series
    MFS Research Series
    MFS Emerging Growth Series

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT).

There are also investment charges which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

We also reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9.  OTHER INFORMATION:

     FREE LOOK: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your original payment. If we're required by law to return your original payment, we will refund that amount (less any amounts you have previously taken).

     NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

     DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

     SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

     WAIVER OF SURRENDER CHARGES: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness. Certain restrictions apply and current laws require slight variations in some states.

                                   FEE TABLES

The fee tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2000 expenses for the Separate Account and fiscal year 2000 expenses for the investment portfolios

OWNER TRANSACTION EXPENSES                                       ANNUAL CONTRACT FEE                                        $30(4)
Sales Charge Imposed on Purchase Payments            None        SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
                                                                       of average net assets)
Maximum Surrender Charge (contingent deferred
     sales charge) as a percentage of the purchase
     payment withdrawn                                7%(1)       Mortality and Expense Risk Charge                         1.25%

Surrender Processing Fee                             None(2)      Administration Charge                                     0.15%
                                                                                                                            -----

Transfer Fee (imposed after the 18th transfer                    Total Separate Account Expenses                            1.40%
     in any Contract Year)                           $25(3)

1. Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.

2. We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year.
    See "Section 5: Charges and Deductions."

3. We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

4. We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

ANNUAL PORTFOLIO EXPENSES (as percentage of average daily net assets)

                       Portfolio                         Management Fees      Other Expenses       Total Annual Portfolio
                                                                            After Reimbursement        Expenses after
                                                                                                        Reimbursement
Greenwich Street Series Fund Appreciation Portfolio           0.75%                0.03%                    0.78%               1
Fidelity VIP Growth Portfolio                                 0.57%                0.08%                    0.65%               2
Fidelity VIP High Income Portfolio                            0.58%                0.10%                    0.68%
Fidelity VIP Equity-Income Portfolio                          0.48%                0.08%                    0.56%               2
Fidelity VIP Overseas Portfolio                               0.72%                0.17%                    0.89%               2
Fidelity VIP II Contrafund Portfolio                          0.57%                0.09%                    0.66%               2
Fidelity VIP II Index 500 Portfolio                           0.24%                0.04%                    0.28%               3
AIM V.I. Capital Appreciation Fund                            0.61%                0.21%                    0.82%
AIM V.I. Government Securities Fund                           0.50%                0.47%                    0.97%
AIM V.I. Growth Fund                                          0.61%                0.22%                    0.83%
AIM V.I. Growth and Income Fund                               0.60%                0.24%                    0.84%
AIM V.I. International Equity Fund                            0.73%                0.29%                    1.02%
AIM V.I. Value Fund                                           0.61%                0.23%                    0.84%
MFS Global Governments Series                                 0.75%                0.16%                    0.91%               4
MFS Money Market Series                                       0.50%                0.12%                    0.62%               4
MFS Bond Series                                               0.60%                0.16%                    0.76%               4
MFS Total Return Series                                       0.75%                0.15%                    0.90%               4
MFS Research Series                                           0.75%                0.10%                    0.85%               4
MFS Emerging Growth Series                                    0.75%                0.10%                    0.85%               4
Smith Barney Aggressive Growth Portfolio                      0.80%                0.19%                    0.99%               5
Smith Barney Small Cap Growth Opportunities Portfolio         0.75%                0.15%                    0.90%               6


1.  The Management Fee includes 0.20% for fund administration.

2. Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Including such reduction, Total Annual Operating Expenses for the EQUITY-INCOME PORTFOLIO - INITIAL CLASS, GROWTH PORTFOLIO - INITIAL CLASS, and CONTRAFUND(R) PORTFOLIO -
    INITIAL CLASS, were 0.55%, 0.64%,  and 0.63%, respectively.

3. The Fund's manager has voluntarily agreed to reimburse the Fund's expenses if they exceed a certain level. Excluding this reimbursement, the Total Annual Operating Expenses for the INDEX 500 PORTFOLIO would have been 0.33%. This arrangement may be discontinued by the fund's manager at any time.

4. Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Including these expense reductions, Total Annual Operating Expenses for the EMERGING GROWTH SERIES, the RESEARCH SERIES, the TOTAL RETURN SERIES, the GLOBAL GOVERNMENTS SERIES, the BOND SERIES, and the MONEY MARKET SERIES were 0.84%, 0.84%, 0.89%, 0.90%, 0.75%, and 0.60%, respectively. MFS has also contractually agreed, subject to reimbursement, to bear expenses for these series so that Other Expenses for each series (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.32% for GLOBAL GOVERNMENTS Series, 0.40% for BOND SERIES, and 0.49% for MONEY MARKET SERIES. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

5. Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for this fund in 2000.

6. The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

EXAMPLES: You will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets:(1)

         If, at the end of the applicable time period, you surrender or annuitize the Contract under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                                                    1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund Appreciation Portfolio                   $88              $106              $126             $210
Fidelity VIP Growth Portfolio                                         $87              $102              $119             $194
Fidelity VIP High Income Portfolio                                    $87              $103              $121             $199
Fidelity VIP Equity-Income Portfolio                                  $86               $99              $115             $185
Fidelity VIP Overseas Portfolio                                       $89              $109              $132             $221
Fidelity VIP II Contrafund Portfolio                                  $87              $101              $119             $193
Fidelity VIP II Index 500 Portfolio                                   $83               $91              $100             $155
AIM V.I. Capital Appreciation Fund                                    $88              $107              $129             $214
AIM V.I. Government Securities Fund                                   $90              $112              $136             $230
AIM V.I. Growth Fund                                                  $89              $108              $129             $215
AIM V.I. Growth and Income Fund                                       $89              $108              $130             $216
AIM V.I. International Equity Fund                                    $91              $113              $139             $235
AIM V.I. Value Fund                                                   $89              $108              $130             $216
MFS Global Governments Series                                         $89              $110              $133             $222
MFS Money Market Series                                               $86              $101              $117             $190
MFS Bond Series                                                       $88              $105              $125             $206
MFS Total Return Series                                               $89              $109              $132             $221
MFS Research Series                                                   $89              $108              $130             $216
MFS Emerging Growth Series                                            $89              $108              $130             $216
Smith Barney Aggressive Growth Portfolio                              $90              $112              $137             $232
Smith Barney Small Cap Growth Opportunities Portfolio                 $89              $110              $133             $222

         If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                    1 Year           3 Years          5 Years          10 Years
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund Appreciation Portfolio                   $18               $56              $96              $210
Fidelity VIP Growth Portfolio                                         $17               $52              $89              $194
Fidelity VIP High Income Portfolio                                    $17               $53              $91              $199
Fidelity VIP Equity-Income Portfolio                                  $16               $49              $85              $185
Fidelity VIP Overseas Portfolio                                       $19               $59              $102             $221
Fidelity VIP II Contrafund Portfolio                                  $17               $51              $89              $193
Fidelity VIP II Index 500 Portfolio                                   $13               $41              $70              $155
AIM V.I. Capital Appreciation Fund                                    $18               $57              $99              $214
AIM V.I. Government Securities Fund                                   $20               $62              $106             $230
AIM V.I. Growth Fund                                                  $19               $58              $99              $215
AIM V.I. Growth and Income Fund                                       $19               $58              $100             $216
AIM V.I. International Equity Fund                                    $21               $63              $109             $235
AIM V.I. Value Fund                                                   $19               $58              $100             $216
MFS Global Governments Series                                         $19               $60              $103             $222
MFS Money Market Series                                               $16               $51              $87              $190
MFS Bond Series                                                       $18               $55              $95              $206
MFS Total Return Series                                               $19               $59              $102             $221
MFS Research Series                                                   $19               $58              $100             $216
MFS Emerging Growth Series                                            $19               $58              $100             $216
Smith Barney Aggressive Growth Portfolio                              $20               $62              $107             $232
Smith Barney Small Cap Growth Opportunities Portfolio                 $19               $60              $103             $222

1. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2000 by the total of all Contract assets under management as of the end of fiscal year 1999. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY FOR EACH SUBACCOUNT IN THE APPENDIX
- CONDENSED FINANCIAL INFORMATION.

SECTION 1:  THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of annuity income payments, beginning on a date that's at least 30 days in the future. Until the date annuity income payments begin, the Contract is in the Accumulation Phase. Once annuity income payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that no interest will ever be paid over 3.0%

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2:  ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, annuity income payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. Certain plans which qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don't tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract's annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

    OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

    OPTION 2: LIFE ANNUITY. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

    OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

    OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons die, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

SECTION 3:  PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time, and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both we and the New York Stock Exchange are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other longer period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of purchase payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

    1. determining the total value of the subaccount's investment in the corresponding investment portfolio, using the portfolio's net asset value calculated at the end of that day;

    2.  subtracting from that amount any insurance charges (see "Section 5:
        Charges and Deductions;" and

    3. dividing this amount by the number of outstanding Accumulation Units in that subaccount.

    Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount "x" (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4:  INVESTMENT OPTIONS

In addition to the Fixed Account, 21 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund which is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective which may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

THERE IS NO ASSURANCE THAT AN INVESTMENT PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. The 21 investment portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE PROVIDED WITH THIS PROSPECTUS.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
    Greenwich Street Series Fund Appreciation Portfolio
    Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:
    Smith Barney Small Cap Growth VIP Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
   Fidelity VIP Growth Portfolio (Growth)
   Fidelity VIP High Income Portfolio (High Yield Bond)
   Fidelity VIP Equity-Income Portfolio (Growth & Income)
   Fidelity VIP Overseas Portfolio (International Stock)
   Fidelity VIP II Contrafund Portfolio (Growth)
   Fidelity VIP II Index 500 Portfolio (Growth & Income)

AIM ADVISORS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
   AIM V.I. Capital Appreciation Fund (Aggressive Growth)
   AIM V.I. Government Securities Fund (Govt Bond)
   AIM V.I. Growth Fund (Growth)
   AIM V.I. Growth and Income Fund (Growth & Income)
   AIM V.I. International Equity Fund (International Stock)
   AIM V.I. Value Fund  (Growth)

MFS INVESTMENT MANAGEMENT(R) SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
   MFS Global Governments Series (Income & Capital Appreciation)
   MFS Money Market Series (Money Market)
   MFS Bond Series (Corp Bond)
   MFS Total Return Series (Balanced)
   MFS Research Series (Growth)
   MFS Emerging Growth Series (Aggressive Growth)

Certain unaffiliated investment advisers reimburse us for administrative costs we incur in connection with administering the investment portfolios as investment options under the Contract. These reimbursements are paid to us out of the advisers' investment advisory fees as a percentage of assets under management. The amounts we receive under these agreements may be significant.

The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. For more information on the performance of investment portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

    1. If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

    2. We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount which can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

VOTING RIGHTS: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. These new investment portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more subaccounts or investment portfolios. We may limit the new investment portfolios to certain classes of Contract Owners. Similarly, we may close investment portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5:  CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

    Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

    Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

Number of Years Since             Charge as a Percentage
Date of Purchase Payment      of Purchase Payment Withdrawn
------------------------      -----------------------------
           0-1                             7%
           1-2                             6%
           2-3                             5%
           3-4                             4%
           4-5                             3%
           5+                              0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT). This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6:  TAXES

NOTE: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service ("IRS"). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

ANNUITY CONTRACTS IN GENERAL: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date - either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e. a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non-natural persons considering the purchase of a Non-Qualified Contract should consult a tax adviser.

QUALIFIED AND NON-QUALIFIED CONTRACTS: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax-free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the Contract for use with any retirement plan.

WITHDRAWALS - NON-QUALIFIED CONTRACTS: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity;
(5) paid under an immediate annuity; or

(6) which came from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules which govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% penalty tax may be assessed on withdrawals you take prior to the date you reach age 59 1/2. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

DIVERSIFICATION REQUIREMENTS: The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

OWNER CONTROL: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

TAXATION OF DEATH BENEFIT PROCEEDS: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

WITHHOLDING: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

MULTIPLE CONTRACTS: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner's income when a taxable distribution occurs.

SECTION 7:  ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no purchase payments have been paid during the prior two years and total purchase payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8:  DEATH BENEFITS

UPON YOUR DEATH: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

    1. the value of your Contract on the date we receive adequate proof of death;

    2. the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or

    3. the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

    1. the value of your Contract on the date we receive adequate proof of death;

    2. the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

    3. the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

SECTION 9:  OTHER INFORMATION

CITICORP LIFE INSURANCE COMPANY: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life

Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC ("Travelers") acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. Travelers is not obligated to sell any specific number of Contracts. Travelers' principal business address is ONE TOWER SQUARE, HARTFORD, CT 06183-4065.

We may pay sales commissions to broker-dealers up to an amount equal to 7% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

    1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

    2. the SEC permits by an order such postponement for the protection of Contract Owners; or

    3. the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS:  We may modify the Contract if necessary:

    1. for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

    2. to reflect a change in the operation of the Separate Account or a subaccount; or

    3. to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

LEGAL PROCEEDINGS: There are no material legal proceedings to which the Separate Account, or Travelers. as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2000 and 1999 and for the years ended December 31, 2000, 1999, and 1998 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2000.

INQUIRES: If you need more information, please contact us at: ONE TOWER SQUARE, HARTFORD, CT 06183-4065. YOU MAY CALL US TOLL FREE AT 800-497-4857.

                      STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS                         1
         The Contract                                  1
         Incontestability                              1
         Misstatement of Age or Sex                    1
         Participation                                 1
         Assignment                                    1
DISTRIBUTION OF THE CONTRACTS                          1
DETERMINING ACCUMULATION UNIT VALUES                   1
ADDING, DELETING OR SUBSTITUTING
         INVESTMENT PORTFOLIOS                         2
VOTING RIGHTS                                          2
VARIABLE ANNUITY PAYMENTS                              3
            Assumed Investment Rate                    3
            Amount of Variable Annuity Payments        4
            Annuity Unit Value                         4
TAX STATUS                                             5
            Introduction                               5
            Taxation of the Company                    5
            Tax Status of the Contract                 6
            Taxation of Annuities                      7
            Qualified Contracts                        9
            Withholding                               10
            Possible Changes in Taxation              10
            Other Tax Consequences                    10
LEGAL MATTERS                                         10
EXPERTS                                               10
OTHER INFORMATION                                     11
FINANCIAL STATEMENTS                                  11

IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO CITICORP LIFE INSURANCE COMPANY, ONE TOWER SQUARE, HARTFORD, CT 06183-4065.

Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

   Name: ___________________________________

   Mailing Address: ________________________
                    ________________________

                    APPENDIX: CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of the Subaccounts (2/99) through December 31, 2000 or each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

                                                      For Year Ending            From Commencement
                  Subaccount                              12/31/00               of Subaccounts to
                                                                                     12/31/99
--------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative(1)
   Unit Value Beginning of Period                           $1.13
   Unit Value End of Period                                 $1.149                      $1.13
   Number of Accumulation Units Outstanding                 22,452                     48,240
--------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced(1)
   Unit Value Beginning of Period                            $1.18
   Unit Value End of Period                                 $1.188                      $1.18
   Number of Accumulation Units Outstanding                     --                     27,441
--------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth(1)
   Unit Value Beginning of Period                            $1.10
   Unit Value End of Period                                 $1.175                      $1.10
   Number of Accumulation Units Outstanding                     --                         --
--------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus(1)
   Unit Value Beginning of Period                            $1.11
   Unit Value End of Period                                 $1.188                      $1.11
   Number of Accumulation Units Outstanding                     --                         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                            $3.35
   Unit Value End of Period                                 $2.938                      $3.35
   Number of Accumulation Units Outstanding                917,676                    924,895
--------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period                            $1.15
   Unit Value End of Period                                 $0.878                      $1.15
   Number of Accumulation Units Outstanding                420,168                    591,859
--------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period                            $1.40
   Unit Value End of Period                                 $1.496                      $1.40
   Number of Accumulation Units Outstanding                704,302                    874,546
--------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                            $1.69
   Unit Value End of Period                                 $1.351                      $1.69
   Number of Accumulation Units Outstanding                234,488                    186,197
--------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                            $1.89
   Unit Value End of Period                                 $1.743                      $1.89
   Number of Accumulation Units Outstanding                967,181                  1,205,814
--------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                            $1.85
   Unit Value End of Period                                 $1.657                      $1.85
   Number of Accumulation Units Outstanding              1,166,233                  1,338,323
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                            $2.79
   Unit Value End of Period                                 $2.453                      $2.79
   Number of Accumulation Units Outstanding                193,020                    166,252
--------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund
   Unit Value Beginning of Period                            $1.10
   Unit Value End of Period                                 $1.194                      $1.10
   Number of Accumulation Units Outstanding                631,802                    663,825
--------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period                            $2.13
   Unit Value End of Period                                 $1.668                      $2.13
   Number of Accumulation Units Outstanding                215,662                    181,807
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                            $1.97
   Unit Value End of Period                                 $1.657                      $1.97
   Number of Accumulation Units Outstanding                426,841                    492,938
--------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period                            $1.82
   Unit Value End of Period                                 $1.319                      $1.82
   Number of Accumulation Units Outstanding                358,473                    405,344
--------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period                            $1.98
   Unit Value End of Period                                 $1.668                      $1.98
   Number of Accumulation Units Outstanding              1,027,371                  1,218,630
--------------------------------------------------------------------------------------------------
MFS Global Governments Series
   Unit Value Beginning of Period                            $1.23
   Unit Value End of Period                                 $1.164                      $1.23
   Number of Accumulation Units Outstanding                  8,836                     43,862
--------------------------------------------------------------------------------------------------
MFS Money Market Series
   Unit Value Beginning of Period                            $1.17
   Unit Value End of Period                                 $1.225                      $1.17
   Number of Accumulation Units Outstanding                158,604                    209.272
--------------------------------------------------------------------------------------------------
MFS Bond Series
   Unit Value Beginning of Period                            $1.11
   Unit Value End of Period                                 $1.191                      $1.11
   Number of Accumulation Units Outstanding                421,257                    499,789
--------------------------------------------------------------------------------------------------
MFS Total Return Series
   Unit Value Beginning of Period                            $1.32
   Unit Value End of Period                                 $1.505                      $1.32
   Number of Accumulation Units Outstanding                447,912                    609,971
--------------------------------------------------------------------------------------------------
MFS Research Series
   Unit Value Beginning of Period                            $1.71
   Unit Value End of Period                                 $1.604                      $1.71
   Number of Accumulation Units Outstanding                342,888                    458,863
--------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period                            $2.68
   Unit Value End of Period                                 $2.125                      $2,68
   Number of Accumulation Units Outstanding                773,748                    569,055
--------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth VIP Portfolio(2)
   Unit Value Beginning of Period                            $1.42
   Unit Value End of Period                                 $1.527                      $1.42
   Number of Accumulation Units Outstanding                  9,820                      8,530
--------------------------------------------------------------------------------------------------


----------

(1) This Portfolio is closed as of May 1, 2001.

(2) This Portfolio was known formerly as the CitiFunds Small Cap Growth VIP Portfolio.

                                     PART B

          Information Required in a Statement of Additional Information

         --------------------------------------------------------------

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                         CITICORP LIFE INSURANCE COMPANY
                                ONE TOWER SQUARE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857





                             CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT



                                   MAY 1, 2001



         --------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                         CITICORP LIFE INSURANCE COMPANY
                                ONE TOWER SQUARE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

         This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectuses by writing or calling us at our address or phone number shown above.


                                   MAY 1, 2001

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                          Page
ADDITIONAL CONTRACT PROVISIONS...............................................1
   The Contract..............................................................1
   Incontestability..........................................................1
   Misstatement of Age or Sex................................................1
   Participation.............................................................1
   Assignment................................................................1
DISTRIBUTION OF THE CONTRACTS................................................1
DETERMINING ACCUMULATION UNIT VALUES.........................................1
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS......................2
VOTING RIGHTS................................................................2
VARIABLE ANNUITY PAYMENTS....................................................3
   Assumed Investment Rate...................................................3
   Amount of Variable Annuity Payments.......................................3
   Annuity Unit Value........................................................4
TAX STATUS...................................................................6
   Introduction..............................................................6
   Taxation of the Company...................................................6
   Tax Status of the Contract................................................7
   Taxation of Annuities.....................................................8
   Qualified Contracts......................................................11
   Withholding..............................................................12
   Possible Changes in Taxation.............................................12
   Other Tax Consequences...................................................12
LEGAL MATTERS...............................................................12
EXPERTS.....................................................................13
OTHER INFORMATION...........................................................13
FINANCIAL STATEMENTS........................................................13

                         ADDITIONAL CONTRACT PROVISIONS
THE CONTRACT

         The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

         We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

         If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

         The Contract does not participate in our divisible surplus.

ASSIGNMENT

         Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.


                          DISTRIBUTION OF THE CONTRACTS

         Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

         Travelers Distribution LLC is affiliated with Citicorp Life Insurance Company and the Separate Account. For fiscal years 2000, 1999, and 1998, no underwriting commissions were paid to, or retained by, Travelers Distribution LLC.

                      DETERMINING ACCUMULATION UNIT VALUES

         The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's accumulation unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

         The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

         (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

         (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

         (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.


             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

       We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

       We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

       In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.


                                  VOTING RIGHTS

         In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

         The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

         For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

         The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

         Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.


                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

         The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

         The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

         Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

         The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

         The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

         (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

         (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

         The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

         1.   Net Investment Factor for period....................  1.003662336

         2.   Adjustment for 3% Assumed Investment
              Rate................................................  0.999919016

         3.   2x1.................................................  1.003581055

         4.   Annuity unit value, beginning of
              valuation period....................................  10.743769

         5.   Annuity unit value, end of valuation
              period (3x4)........................................  10.782243


                                   TAX STATUS

INTRODUCTION

         The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

         The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate

Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

         Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

         The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

         Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

         Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

         The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

         Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

         The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

         Non-Natural Owner. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and
(f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

         The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

         In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

         The following discussion generally applies to a Contract owned by a natural person.

         Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

         With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

         Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

         Annuity Income Payments . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

         Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

         Transfers, Assignments, or Exchanges of the Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

         Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

         In General. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

         The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

         For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the Owner's death.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

         Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% federal penalty tax.

         Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

         Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain amounts we pay out from some qualified contracts are subject to mandatory withholding.

POSSIBLE CHANGES IN TAXATION

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.


                                  LEGAL MATTERS

         All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                                   EXPERTS

         The statutory statements of admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 2000 and 1999, and for each of the years in the two-year period ended December 31, 2000, included herein, has been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2000, and for the years ended December 31, 2000 and 1999, included herein, has been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                             FINANCIAL STATEMENTS


The audited Statutory Financial Statements of the Company as of December 31, 2000 and 1999 and for the years ended December 31, 2000 and 1999, as well as the Independent Auditor's Report which appear in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. This Statement of Additional Information also contains audited financial statements for the Separate Account as of December 31, 2000.

ANNUAL REPORT
DECEMBER 31, 2000



















                         CITICORP LIFE VARIABLE ANNUITY
                         SEPARATE ACCOUNT
























   One Tower Square
   Hartford, CT  06183

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000


ASSETS:
  Investments at market value:
    High Yield Bond Trust, 159,953 shares (cost $1,479,537) ............................... $      1,402,789
    Money Market Portfolio, 319,030 shares (cost $319,030) ................................          319,030
    AIM Variable Insurance Funds, Inc, 1,656,995 shares (cost $38,944,756) ................       39,511,594
    Alliance Variable Product Series Fund, Inc, 10,760 shares (cost $352,551) .............          267,925
    Concert Investment Series, 144,731 shares (cost $1,669,164) ...........................        1,624,552
    Franklin Templeton Variable Insurance Products Trust, 115,199 shares (cost $2,471,142).        2,240,821
    Greenwich Street Series Fund, 29,948 shares (cost $1,044,518) .........................          969,110
    MFS Variable Insurance Trust, 3,429,123 shares (cost $28,410,789) .....................       31,711,075
    Salomon Brothers Variable Series Fund Inc, 329,557 shares (cost $4,024,108) ...........        4,265,859
    The Travelers Series Trust, 590,888 shares (cost $10,099,537) .........................        9,224,671
    Travelers Series Fund Inc, 292,177 shares (cost $4,805,635) ...........................        4,682,849
    Variable Annuity Portfolios, 892,438 shares (cost $9,563,837) .........................        9,500,691
    Variable Insurance Products Fund, 1,159,506 shares (cost $28,133,916) .................       26,856,751
    Variable Insurance Products Fund II, 582,195 shares (cost $25,834,942) ................       27,205,230
                                                                                            -----------------

      Total Investments (cost $157,153,462) ...............................................                    $        159,782,947

  Receivables:
    Dividends .............................................................................                                  12,976
    Purchase payments and transfers from other Citicorp Life accounts .....................                                     120
                                                                                                               --------------------

      Total Assets ........................................................................                             159,796,043
                                                                                                               --------------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Citicorp Life accounts .....................                                   2,904
    Insurance charges .....................................................................                                  40,964
    Administrative fees ...................................................................                                   6,478
                                                                                                               --------------------

      Total Liabilities ...................................................................                                  50,346
                                                                                                               --------------------

NET ASSETS:                                                                                                    $        159,745,697
                                                                                                               ====================





                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME:
  Dividends .......................................................................                           $         9,943,164

EXPENSES:
  Insurance charges ...............................................................   $         1,517,961
  Administrative fees .............................................................               254,278
                                                                                      --------------------

    Total expenses ................................................................                                     1,772,239
                                                                                                              --------------------

      Net investment income .......................................................                                     8,170,925
                                                                                                              --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ................................................            35,011,900
    Cost of investments sold ......................................................            29,958,217
                                                                                      --------------------

      Net realized gain (loss) ....................................................                                     5,053,683

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1999 ..........................................            32,589,324
    Unrealized gain at December 31, 2000 ..........................................             2,629,485
                                                                                      --------------------

      Net change in unrealized gain (loss) for the year ...........................                                   (29,959,839)
                                                                                                              --------------------

        Net realized gain (loss) and change in unrealized gain (loss) .............                                   (24,906,156)
                                                                                                              --------------------

  Net decrease in net assets resulting from operations ............................                           $       (16,735,231)
                                                                                                              ====================




                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                   STATEMENT OF CHANGES IN NET ASSETS FOR THE
                     YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                                                 2000                  1999
                                                                                                 ----                  ----
OPERATIONS:
  Net investment income ..............................................................    $        8,170,925    $        2,262,867
  Net realized gain (loss) from investment transactions ..............................             5,053,683             4,154,050
  Net change in unrealized gain (loss) on investments ................................           (29,959,839)           23,602,249
                                                                                          -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations ..................           (16,735,231)           30,019,166
                                                                                          -------------------   -------------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 7,297,722 and 21,574,838 units, respectively) .....................            10,106,213            30,264,407
  Participant transfers from other Travelers accounts
    (applicable to 22,001,222 and 22,600,039 units, respectively) ....................            34,021,783            33,134,973
  Administrative charges
    (applicable to 13,476 and 9,991 units, respectively) .............................               (20,586)              (14,509)
  Contract surrenders
    (applicable to 8,636,181 and 5,578,598 units, respectively) ......................           (13,862,948)           (8,601,775)
  Participant transfers to other Travelers accounts
    (applicable to 11,764,059 and 17,722,920 units, respectively) ....................           (17,662,474)          (23,042,895)
  Other payments to participants
    (applicable to 532,941 units) ....................................................              (998,338)                    -
                                                                                          -------------------   -------------------

    Net increase in net assets resulting from unit transactions ......................            11,583,650            31,740,201
                                                                                          -------------------   -------------------

      Net increase (decrease) in net assets ..........................................            (5,151,581)           61,759,367

NET ASSETS:
  Beginning of year ..................................................................           164,897,278           103,137,911
                                                                                          -------------------   -------------------

  End of year ........................................................................    $      159,745,697    $      164,897,278
                                                                                          ===================   ===================



                        See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Citicorp Life Variable Annuity Separate Account ("Separate Account CLIC") is a separate account of Citicorp Life Insurance Company ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company. Separate Account CLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account CLIC includes the CitiVariable Annuity and CitiElite Annuity products.

    Participant purchase payments applied to Separate Account CLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, investments comprising Separate Account CLIC were: High Yield Bond Trust, Money Market Portfolio; AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth and Income Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Technology Portfolio - Class B of Alliance Variable Product Series Fund, Inc.; Select Government Portfolio, Select Growth and Income Portfolio, Select Growth Portfolio, Select Mid Cap Portfolio and Select Small Cap Portfolio (formerly Select Emerging Growth Portfolio) of Concert Investment Series; Franklin Small Cap Fund - Class 2 and Templeton International Securities Fund - Class 2 (formerly Templeton International Fund) of Franklin Templeton Variable Insurance Products Trust; Equity Index Portfolio Class II Shares of Greenwich Street Series Fund; Equity Income Portfolio, Large Cap Portfolio, MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio and Travelers Quality Bond Portfolio, of The Travelers Series Trust; AIM Capital Appreciation Portfolio, MFS Total Return Portfolio and Putnam Diversified Income Portfolio of Travelers Series Fund Inc.; MFS Bond Series, MFS Emerging Growth Series, MFS Global Government Series, MFS Money Market Series, MFS Research Series and MFS Total Return Series of MFS Variable Insurance Trust; Total Return Fund (formerly Salomon Brothers Variable Total Return Fund), Capital Fund (formerly Salomon Brothers Variable Capital Fund), High Yield Bond Fund (formerly Salomon Brothers Variable High Yield Bond Fund) and Investors Fund (formerly Salomon Brothers Variable Investors Fund) of Salomon Brothers Variable Series Fund Inc.; CitiFunds Small Cap Growth VIP Portfolio, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus of Variable Annuity Portfolios; Equity-Income Portfolio - Initial Class (formerly Fidelity VIP Equity Income Portfolio), Growth Portfolio - Initial Class (formerly Fidelity VIP Growth Portfolio), High Income Portfolio - Initial Class (formerly Fidelity VIP High Income Portfolio) and Overseas Portfolio (formerly Fidelity VIP Overseas Portfolio) of Variable Insurance Products Fund (formerly Fidelity Variable Insurance Products Fund); Contrafund(R) Portfolio (formerly Fidelity VIP II Contrafund(R) Portfolio), Contrafund(R) Portfolio - Service Class 2 and Index 500 Portfolio (formerly Fidelity VIP II Index 500 Portfolio) of the Variable Insurance Products Fund II.

    All of the funds are Massachusetts business trust, except Travelers Series Fund Inc., Alliance Variable Product Series Fund, Inc. and Salomon Brothers Variable Series Fund Inc. which are incorporated under Maryland law and AIM Variable Insurance Funds, Inc., which is a Delaware business trust. High Yield Bond Trust, Money Market Portfolio, Travelers Series Fund Inc., Travelers Series Trust, Greenwich Street Series Fund and Salomon Brothers Variable Series Fund Inc. are managed by affiliates of the Company. Not all funds may be available in all states or to all contract owners.

    On February 8, 2000, a reorganization was approved by the shareholders that combined the assets of Franklin Small Cap Investments Fund - Class 2 into Franklin Small Cap Fund - Class 2, effective May 1, 2000. At the effective date, Separate Account CLIC held 78,951 shares of Franklin Small Cap Investments Fund - Class 2 having a market value of $1,190,088 which were exchanged for 48,026 shares of Franklin Small Cap Fund - Class 2 equal in value.

    The following is a summary of significant accounting policies consistently followed by Separate Account CLIC in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of the company and are not taxed separately. Separate Account CLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account CLIC. Separate Account CLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $54,799,012 and $35,011,900, respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $157,153,462 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $6,794,515. Gross unrealized depreciation for all investments at December 31, 2000 was $4,165,030.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by the company. Each business day, the company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For the CitiVariable Annuity contracts issued on or after February 1, 1999, this charge equals, on an annual basis, 1.25% of the amount held in each funding option (Price I in note 5). For the CitiVariable Annuity Contracts issued prior to February 1, 1999, this charge equals, on an annual basis, 0.84% of the amount held in each funding option (Price II in note 5). For the CitiElite annuity products this charge equals, on an annual basis 1.25% of the amount held in each funding option (Price III in note 5).

    Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

    For the CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges. For the CitiElite Annuity contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, for the CitiVariable Annuity product, the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within five years of its payment date. For the CitiElite Annuity product the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $403,702 of contingent deferred sales charges for the year ended December 31, 2000.

4.  OTHER

    Certain prior year capital transactions have been reclassified to conform with current year presentation. The reclassification has no impact on total net assets.

5.  CHANGE IN ACCOUNTING

    On July 10, 2000, in conjunction with a system conversion, Separate Account CLIC changed its basis of reporting realized gains and losses for investment transactions from the specific identification method to an average cost basis. The accounting change had no effect on net assets.

6.  NET CONTRACT OWNERS' EQUITY


                                                                                     DECEMBER 31, 2000
                                                                ---------------------------------------------------------

                                                                    ACCUMULATION           UNIT                 NET
                                                                       UNITS               VALUE              ASSETS
                                                                       -----               -----              ------
High Yield Bond Trust
    Price III ...............................................          1,423,193        $    0.985        $    1,402,256

Money Market Portfolio
    Price III ...............................................            298,796             1.070               319,664

AIM Variable Insurance Funds, Inc
  AIM VI Capital Appreciation Fund
    Price I .................................................            193,020             2.453               473,359
    Price II ................................................          2,550,374             2.488             6,345,205
  AIM VI Government Securities Fund
    Price I .................................................            631,802             1.194               754,278
    Price II ................................................          1,457,365             1.203             1,753,508
  AIM VI Growth and Income Fund
    Price I .................................................            426,841             1.657               707,291
    Price II ................................................          3,212,832             1.681             5,400,951
  AIM VI Growth Fund
    Price I .................................................            215,662             1.668               359,731
    Price II ................................................          1,300,702             1.692             2,201,067
  AIM VI International Equity Fund
    Price I .................................................            358,473             1.319               472,929
    Price II ................................................          4,606,962             1.339             6,166,034
  AIM VI Value Fund
    Price I .................................................          1,027,371             1.668             1,713,348
    Price II ................................................          7,479,332             1.692            12,654,104
    Price III ...............................................            615,260             0.810               498,191

Alliance Variable Product Series Fund, Inc
  Technology Portfolio - Class B
    Price III ...............................................            412,584             0.649               267,827

Concert Investment Series
  Select Government Portfolio
    Price III ...............................................             64,949             1.111                72,165
  Select Growth and Income Portfolio
    Price III ...............................................            422,540             0.992               419,208
  Select Growth Portfolio
    Price III ...............................................            559,088             1.105               617,918
  Select Mid Cap Portfolio
    Price III ...............................................            277,463             1.383               383,741
  Select Small Cap Portfolio
    Price III ...............................................            128,642             1.018               130,909

                                                                                    DECEMBER 31, 2000
                                                                ---------------------------------------------------------

                                                                    ACCUMULATION           UNIT                 NET
                                                                       UNITS               VALUE              ASSETS
                                                                       -----               -----              ------
Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Price III ..............................................             582,662       $     1.323         $     771,068
  Templeton International Securities Fund - Class 2
    Price III ..............................................           1,320,869             1.113             1,470,275

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares .................             303,808             3.189               968,742
    Price III

MFS Variable Insurance Trust
  MFS Bond Series
    Price I ................................................             421,257             1.191               501,809
    Price II ...............................................           1,717,519             1.201             2,061,974
  MFS Emerging Growth Series
    Price I ................................................             773,748             2.125             1,644,093
    Price II ...............................................           5,281,956             2.156            11,386,035
  MFS Global Governments Series
    Price I ................................................               8,836             1.164                10,283
    Price II ...............................................             345,467             1.173               405,193
  MFS Money Market Series
    Price I ................................................             158,604             1.225               194,243
    Price II ...............................................           1,497,490             1.234             1,848,337
  MFS Research Series
    Price I ................................................             342,888             1.604               549,857
    Price II ...............................................           3,953,194             1.627             6,431,277
  MFS Total Return Series
    Price I ................................................             447,912             1.505               674,100
    Price II ...............................................           3,959,188             1.517             6,005,184

Salomon Brothers Variable Series Fund Inc
  Total Return Fund
    Price III ..............................................             721,355             1.039               749,272
  Capital Fund
    Price III ..............................................           1,175,385             1.295             1,521,422
  High Yield Bond Fund
    Price III ..............................................             259,135             1.012               262,192
  Investors Fund
    Price III ..............................................           1,503,264             1.152             1,731,377

                                                                                      DECEMBER 31, 2000
                                                                  ---------------------------------------------------------

                                                                    ACCUMULATION           UNIT                 NET
                                                                       UNITS               VALUE              ASSETS
                                                                       -----               -----              ------
The Travelers Series Trust
  Equity Income Portfolio
    Price III .................................................           15,684        $    1.089           $    17,079
  Large Cap Portfolio
    Price III .................................................        4,306,659             1.033             4,450,308
  MFS Emerging Growth Portfolio
    Price III .................................................          522,047             0.810               422,662
  MFS Mid Cap Growth Portfolio
    Price III .................................................        1,473,791             1.694             2,495,737
  MFS Research Portfolio
    Price III .................................................          992,799             1.123             1,114,901
  Travelers Quality Bond Portfolio
    Price III .................................................          678,670             1.062               720,479

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Price III .................................................        1,733,070             1.232             2,132,938
  MFS Total Return Portfolio
    Price III .................................................        1,557,752             1.135             1,767,606
  Putnam Diversified Income Portfolio
    Price III .................................................          788,293             0.990               780,515

Variable Annuity Portfolios
  CitiFunds Small Cap Growth VIP Portfolio
    Price I ...................................................            9,820             1.527                14,999
    Price II ..................................................          477,000             1.550               739,099
    Price III .................................................          177,429             1.556               276,140
  CitiSelect(R)VIP Folio 200 Conservative
    Price I ...................................................           22,452             1.149                25,800
    Price II ..................................................        2,103,445             1.158             2,436,021
    Price III .................................................           58,787             1.034                60,790
  CitiSelect(R)VIP Folio 300 Balanced
    Price I                                                                    -             1.188                     -
    Price II ..................................................        2,918,169             1.198             3,494,348
    Price III .................................................           67,609             1.059                71,576
  CitiSelect(R)VIP Folio 400 Growth
    Price I                                                                    -             1.175                     -
    Price II ..................................................        1,386,221             1.192             1,652,121
    Price III .................................................           17,452             1.074                18,748
  CitiSelect(R)VIP Folio 500 Growth Plus
    Price I                                                                    -             1.188                     -
    Price II ..................................................          587,461             1.205               707,898
    Price III .................................................              520             1.077                   560

                                                                                  DECEMBER 31, 2000
                                                               ---------------------------------------------------------

                                                                   ACCUMULATION           UNIT                 NET
                                                                       UNITS              VALUE              ASSETS
                                                                       -----              -----              ------
Variable Insurance Products Fund
  Equity-Income Portfolio - Initial Class
    Price I ..................................................           704,302       $     1.496     $       1,053,691
    Price II .................................................         5,822,128             1.518             8,836,704
  Growth Portfolio - Initial Class
    Price I ..................................................           917,676             2.938             2,696,168
    Price II .................................................         2,848,614             2.981             8,490,655
  High Income Portfolio - Initial Class
    Price I ..................................................           420,168             0.878               368,980
    Price II .................................................         3,128,278             0.885             2,768,697
  Overseas Portfolio
    Price I ..................................................           234,488             1.351               316,733
    Price II .................................................         1,690,748             1.370             2,316,887

Variable Insurance Products Fund II
  Contrafund(R)Portfolio - Service Class 2
    Price III ................................................           189,353             0.935               177,083
  Contrafund Portfolio
    Price I ..................................................           967,181             1.743             1,685,833
    Price II .................................................         5,331,566             1.768             9,427,804
  Index 500 Portfolio
    Price I ..................................................         1,166,233             1.657             1,932,156
    Price II .................................................         8,313,830             1.681            13,973,564
                                                                                                       ------------------

Net Contract Owners' Equity ......................................................................     $     159,745,697
                                                                                                       ==================

7.  STATEMENT OF INVESTMENTS


INVESTMENTS                                                                                 NO. OF                MARKET
                                                                                            SHARES                 VALUE
                                                                                      --------------------  --------------------
  High Yield Bond Trust (0.9%)
    Total (Cost $1,479,537)                                                                       159,953   $         1,402,789
                                                                                      --------------------  --------------------

  MONEY MARKET PORTFOLIO (0.2%)
    Total (Cost $319,030)                                                                         319,030               319,030
                                                                                      --------------------  --------------------

  AIM VARIABLE INSURANCE FUNDS, INC. (24.7%)
    AIM V.I. Capital Appreciation Fund (Cost $5,996,257)                                          221,156             6,820,443
    AIM V.I. Government Securities Fund (Cost $2,501,687)                                         224,779             2,508,540
    AIM V.I. Growth and Income Fund (Cost $5,859,456)                                             233,294             6,109,967
    AIM V.I. Growth Fund (Cost $2,760,561)                                                        103,225             2,562,038
    AIM V.I. International Equity Fund (Cost $6,914,481)                                          330,058             6,640,770
    AIM V.I. Value Fund (Cost $14,912,314)                                                        544,483            14,869,836
                                                                                      --------------------  --------------------
      Total (Cost $38,944,756)                                                                  1,656,995            39,511,594
                                                                                      --------------------  --------------------

  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
    Technology Portfolio - Class B
      Total (Cost $352,551)                                                                        10,760               267,925
                                                                                      --------------------  --------------------

  CONCERT INVESTMENT SERIES (1.0%)
    Select Government Portfolio (Cost $71,273)                                                      6,836                72,192
    Select Growth and Income Portfolio (Cost $436,697)                                             41,978               419,366
    Select Growth Portfolio (Cost $647,227)                                                        55,094               618,153
    Select Mid Cap Portfolio (Cost $357,590)                                                       27,460               383,884
    Select Small Cap Portfolio (Cost $156,377)                                                     13,363               130,957
                                                                                      --------------------  --------------------
      Total (Cost $1,669,164)                                                                     144,731             1,624,552
                                                                                      --------------------  --------------------

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
    Franklin Small Cap Fund - Class 2 (Cost $902,278)                                              36,465               770,865
    Templeton International Securities Fund - Class 2 (Cost $1,568,864)                            78,734             1,469,956
                                                                                      --------------------  --------------------
      Total (Cost $2,471,142)                                                                     115,199             2,240,821
                                                                                      --------------------  --------------------

  GREENWICH STREET SERIES FUND (0.6%)
    Equity Index Portfolio - Class II Shares
      Total (Cost $1,044,518)                                                                      29,948               969,110
                                                                                      --------------------  --------------------

  MFS VARIABLE INSURANCE TRUST (19.9%)
    MFS Bond Series (Cost $2,532,463)                                                             226,549             2,564,535
    MFS Emerging Growth Series (Cost $11,160,701)                                                 451,956            13,034,403
    MFS Global Governments Series (Cost $428,279)                                                  41,517               415,589
    MFS Money Market Series (Cost $2,032,328)                                                   2,032,328             2,032,328
    MFS Research Series (Cost $6,247,443)                                                         335,724             6,983,069
    MFS Total Return Series (Cost $6,009,575)                                                     341,049             6,681,151
                                                                                      --------------------  --------------------
      Total (Cost $28,410,789)                                                                  3,429,123            31,711,075
                                                                                      --------------------  --------------------

                                                                                            NO. OF                MARKET
                                                                                            SHARES                 VALUE
                                                                                      --------------------  --------------------
  Salomon Brothers Variable Series Fund Inc. (2.7%)
    Total Return Fund (Cost $724,298)                                                              70,052   $           749,555
    Capital Fund (Cost $1,453,405)                                                                100,794             1,521,985
    High Yield Bond Fund (Cost $293,163)                                                           31,262               262,292
    Investors Fund (Cost $1,553,242)                                                              127,449             1,732,027
                                                                                      --------------------  --------------------
      Total (Cost $4,024,108)                                                                     329,557             4,265,859
                                                                                      --------------------  --------------------

  THE TRAVELERS SERIES TRUST (5.8%)
    Equity Income Portfolio (Cost $16,375)                                                          1,051                17,097
    Large Cap Portfolio (Cost $5,306,854)                                                         264,842             4,452,000
    MFS Emerging Growth Portfolio (Cost $489,432)                                                  18,709               422,817
    MFS Mid Cap Growth Portfolio (Cost $2,449,245)                                                148,967             2,496,681
    MFS Research Portfolio (Cost $1,132,602)                                                       91,796             1,115,322
    Travelers Quality Bond Portfolio (Cost $705,029)                                               65,523               720,754
                                                                                      --------------------  --------------------
      Total (Cost $10,099,537)                                                                    590,888             9,224,671
                                                                                      --------------------  --------------------

  TRAVELERS SERIES FUND INC. (2.9%)
    AIM Capital Appreciation Portfolio (Cost $2,388,252)                                          117,822             2,133,755
    MFS Total Return Portfolio (Cost $1,599,914)                                                   99,565             1,768,281
    Putnam Diversified Income Portfolio (Cost $817,469)                                            74,790               780,813
                                                                                      --------------------  --------------------
      Total (Cost $4,805,635)                                                                     292,177             4,682,849
                                                                                      --------------------  --------------------

  VARIABLE ANNUITY PORTFOLIOS (5.9%)
    CitiFunds Small Cap Growth VIP Portfolio (Cost $980,056)                                       78,012             1,030,538
    CitiSelect(R)VIP Folio 200 Conservative (Cost $2,586,861)                                     245,219             2,523,300
    CitiSelect(R)VIP Folio 300 Balanced (Cost $3,599,760)                                         333,978             3,566,889
    CitiSelect(R)VIP Folio 400 Growth (Cost $1,675,401)                                           156,490             1,671,317
    CitiSelect(R)VIP Folio 500 Growth Plus (Cost $721,759)                                         78,739               708,647
                                                                                      --------------------  --------------------
      Total (Cost $9,563,837)                                                                     892,438             9,500,691
                                                                                      --------------------  --------------------

  VARIABLE INSURANCE PRODUCTS FUND (16.8%)
    Equity-Income Portfolio - Initial Class (Cost $9,454,095)                                     387,663             9,893,151
    Growth Portfolio - Initial Class (Cost $11,520,193)                                           256,373            11,190,688
    High Income Portfolio - Initial Class (Cost $4,322,050)                                       383,686             3,138,553
    Overseas Portfolio (Cost $2,837,578)                                                          131,784             2,634,359
                                                                                      --------------------  --------------------
      Total (Cost $28,133,916)                                                                  1,159,506            26,856,751
                                                                                      --------------------  --------------------

  VARIABLE INSURANCE PRODUCTS FUND II (17.0%)
    Contrafund(R)Portfolio - Service Class 2 (Cost $185,227)                                       7,494               177,148
    Contrafund Portfolio (Cost $11,041,758)                                                      468,296            11,117,343
    Index 500 Portfolio (Cost $14,607,957)                                                       106,405            15,910,739
                                                                                     --------------------  --------------------
      Total (Cost $25,834,942)                                                                   582,195            27,205,230
                                                                                     --------------------  --------------------

TOTAL INVESTMENTS (100%)
  (COST $157,153,462)                                                                                      $       159,782,947
                                                                                                           ====================

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                                                                                AIM V.I. CAPITAL
                                                HIGH YIELD BOND TRUST         MONEY MARKET PORTFOLIO            APPRECIATION FUND
                                           ----------------------------- ------------------------------- ---------------------------
                                               2000         1999           2000            1999            2000           1999
                                               ----         ----           ----            ----            ----           ----
Investment Income:
Dividends ................................ $     84,775  $         -  $       15,515  $        1,336  $      192,299  $     149,586
                                           ------------- ------------ --------------- --------------- --------------- --------------

EXPENSES:
Insurance charges ........................       11,044        1,591           2,695             675          66,487         46,317
Administrative fees ......................        1,500          111             374              44          11,666          8,326
                                           ------------- ------------ --------------- --------------- --------------- --------------
    Net investment income (loss) .........       72,231       (1,702)         12,446             617         114,146         94,943
                                           ------------- ------------ --------------- --------------- --------------- --------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold .........       31,880       14,745         243,654           3,006         904,678      1,091,846
  Cost of investments sold ...............       33,098       14,865         243,654           3,006         584,480        735,907
                                           ------------- ------------ --------------- --------------- --------------- --------------

    Net realized gain (loss) .............       (1,218)        (120)              -               -         320,198        355,939
                                           ------------- ------------ --------------- --------------- --------------- --------------

Change in unrealized gain (loss) on
  investments:                                        -            -
  Unrealized gain (loss) beginning of year        2,929            -               -               -       2,260,186        525,617
  Unrealized gain (loss) end of year .....      (76,748)       2,929               -               -         824,186      2,260,186
                                           ------------- ------------ --------------- --------------- --------------- --------------

    Net change in unrealized gain (loss)
      for the year .......................      (79,677)       2,929               -               -      (1,436,000)     1,734,569
                                           ------------- ------------ --------------- --------------- --------------- --------------

  Net increase (decrease) in net assets
    resulting from operations ............       (8,664)       1,107          12,446             617      (1,001,656)     2,185,451
                                           ------------- ------------ --------------- --------------- --------------- --------------




UNIT TRANSACTIONS:
Participant purchase payments ............       45,310      109,588          69,890          33,566         305,217        613,690
Participant transfers from other Travelers
  accounts ...............................    1,001,805      275,957         401,775          73,674       1,251,635        972,488
Administrative charges ...................          (67)           -            (134)              -            (663)          (653)
Contract surrenders ......................      (16,483)      (2,846)        (32,595)         (2,486)       (553,387)      (579,658)
Participant transfers to other Travelers
  accounts ...............................       (3,451)           -        (237,089)              -        (299,838)      (501,161)
Other payments to participants ...........            -            -               -               -               -              -
                                           ------------- ------------ --------------- --------------- --------------- --------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....    1,027,114      382,699         201,847         104,754         702,964        504,706
                                           ------------- ------------ --------------- --------------- --------------- --------------

    Net increase (decrease) in net assets     1,018,450      383,806         214,293         105,371        (298,692)     2,690,157




NET ASSETS:
  Beginning of year ......................      383,806            -         105,371               -       7,117,256      4,427,099
                                           ------------- ------------ --------------- --------------- --------------- --------------

  End of year ............................ $  1,402,256  $   383,806  $      319,664  $      105,371  $    6,818,564  $   7,117,256
                                           ============= ============ =============== =============== =============== ==============

  AIM V.I. GOVERNMENT SECURITIES    AIM V.I. GROWTH AND INCOME                                     AIM V.I. INTERNATIONAL EQUITY
              FUND                             FUND                     AIM V.I. GROWTH FUND                    FUND
  ------------------------------  ------------------------------   ------------------------------  ------------------------------
      2000            1999             2000           1999             2000            1999             2000            1999
      ----            ----             ----           ----             ----            ----             ----            ----
  $     115,435  $       87,714   $      191,249  $      66,948    $      86,695   $     101,019   $      451,965  $      266,196
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


         20,944          23,864           66,130         53,444           28,075          18,428           66,529          48,408
          3,286           3,277           11,496          8,992            4,884           3,324           11,589           8,106
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------
         91,205          60,573          113,623          4,512           53,736          79,267          373,847         209,682
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------





        496,595         644,005        2,091,267        825,217          481,524         341,667          780,267         430,262
        507,850         607,058        1,369,770        570,622          334,732         250,852          573,893         333,659
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------

        (11,255)         36,947          721,497        254,595          146,792          90,815          206,374          96,603
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------



       (112,498)         39,467        2,194,981        592,534          687,735         184,704        2,743,079         244,756
          6,853        (112,498)         250,511      2,194,981         (198,523)        687,735         (273,711)      2,743,079
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


        119,351        (151,965)      (1,944,470)     1,602,447         (886,258)        503,031       (3,016,790)      2,498,323
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


        199,301         (54,445)      (1,109,350)     1,861,554         (685,730)        673,113       (2,436,569)      2,804,608
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------





         58,337         863,384          182,221        833,454          148,763         414,678          346,091         585,938

        317,987         422,811          959,013      2,087,299          455,651         874,440        1,446,265         741,052
           (275)           (271)            (671)          (535)            (336)           (335)            (461)           (603)
       (226,994)       (198,388)        (390,201)      (225,038)         (98,820)        (89,673)        (567,845)       (175,466)

       (256,106)       (420,156)      (1,460,947)      (447,871)        (326,952)       (161,921)        (285,884)       (323,118)
              -               -         (150,671)             -                -               -           (5,285)              -
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


       (107,051)        667,380         (861,256)     2,247,309          178,306       1,037,189          932,881         827,803
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------

         92,250         612,935       (1,970,606)     4,108,863         (507,424)      1,710,302       (1,503,688)      3,632,411





      2,415,536       1,802,601        8,078,848      3,969,985        3,068,222       1,357,920        8,142,651       4,510,240
  -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------

  $   2,507,786  $    2,415,536   $    6,108,242  $   8,078,848    $   2,560,798   $   3,068,222   $    6,638,963  $    8,142,651
  ============== ===============  =============== ==============   ==============  ==============  =============== ===============

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                                                TECHNOLOGY PORTFOLIO -        SELECT GOVERNMENT
                                                 AIM V.I. VALUE FUND                   CLASS B                    PORTFOLIO
                                            ------------------------------ ------------------------------- ------------------------
                                                2000            1999            2000         1999            2000           1999
                                                ----            ----            ----         ----            ----           ----
Investment Income:
Dividends ................................. $     674,011  $      272,166  $        1,401  $      -  $        3,709  $         361
                                            -------------- --------------- --------------- --------- --------------- --------------

EXPENSES:
Insurance charges .........................       142,934         115,922           1,116         -             488             43
Administrative fees .......................        24,958          20,481             136         -              74              2
                                            -------------- --------------- --------------- --------- --------------- --------------
    Net investment income (loss) ..........       506,119         135,763             149         -           3,147            316
                                            -------------- --------------- --------------- --------- --------------- --------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ..........     2,064,141       2,081,760           1,609         -         103,922             17
  Cost of investments sold ................     1,444,234       1,407,669           1,862         -         103,558             18
                                            -------------- --------------- --------------- --------- --------------- --------------

    Net realized gain (loss) ..............       619,907         674,091            (253)        -             364             (1)
                                            -------------- --------------- --------------- --------- --------------- --------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of year      3,811,217       1,262,789               -         -            (760)             -
  Unrealized gain (loss) end of year ......       (42,478)      3,811,217         (84,626)        -             919           (760)
                                            -------------- --------------- --------------- --------- --------------- --------------

    Net change in unrealized gain (loss)
      for the year ........................    (3,853,695)      2,548,428         (84,626)        -           1,679           (760)
                                            -------------- --------------- --------------- --------- --------------- --------------

Net increase (decrease) in net assets
    resulting from operations .............    (2,727,669)      3,358,282         (84,730)        -           5,190           (445)
                                            -------------- --------------- --------------- --------- --------------- --------------



UNIT TRANSACTIONS:
Participant purchase payments .............       706,201       2,842,085         153,427         -          97,697         22,280
Participant transfers from other Travelers
  accounts ................................     2,380,594       3,785,080         200,361         -          48,021            530
Administrative charges ....................        (1,701)         (1,403)              -         -             (37)             -
Contract surrenders .......................    (1,377,861)       (906,038)           (908)        -            (500)             -
Participant transfers to other Travelers
  accounts ................................      (604,829)     (1,354,703)           (323)        -        (100,571)             -
Other payments to participants ............       (28,915)              -               -         -               -              -
                                            -------------- --------------- --------------- --------- --------------- --------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......     1,073,489       4,365,021         352,557         -          44,610         22,810
                                            -------------- --------------- --------------- --------- --------------- --------------

    Net increase (decrease) in net assets      (1,654,180)      7,723,303         267,827         -          49,800         22,365




NET ASSETS:
  Beginning of year .......................    16,519,823       8,796,520               -         -          22,365              -
                                            -------------- --------------- --------------- --------- --------------- --------------

  End of year ............................. $  14,865,643  $   16,519,823  $      267,827  $      -  $       72,165  $      22,365
                                            ============== =============== =============== ========= =============== ==============

     SELECT GROWTH AND INCOME
             PORTFOLIO               SELECT GROWTH PORTFOLIO          SELECT MID CAP PORTFOLIO       SELECT SMALL CAP PORTFOLIO
 ------------------------------  ------------------------------   ------------------------------  -------------------------------
        2000            1999             2000           1999             2000            1999             2000            1999
        ----            ----             ----           ----             ----            ----             ----            ----

 $       3,819  $          318   $        1,407  $         186    $       2,317   $         103   $        6,814  $           28
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


         3,955             540            6,093          1,086            2,700             793            1,057              41
           546              37              847             45              363              10              139               1
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------
          (682)           (259)          (5,533)          (945)            (746)           (700)           5,618             (14)
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------





       106,373           4,734           95,385          4,834           15,361              88            7,420               1
       102,981           4,494           89,419          4,468           12,229              71            5,868               1
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------

         3,392             240            5,966            366            3,132              17            1,552               -
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------



        11,689               -           23,792              -            8,218               -            1,180               -
       (17,331)         11,689          (29,074)        23,792           26,294           8,218          (25,420)          1,180
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


       (29,020)         11,689          (52,866)        23,792           18,076           8,218          (26,600)          1,180
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


       (26,310)         11,670          (52,433)        23,213           20,462           7,535          (19,430)          1,166
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------




       118,232         111,903          225,957        163,958           55,558          41,115           32,323           5,007

       286,865          25,466          324,304         35,315          253,336          24,541          117,586             781
          (125)              -             (102)             -              (62)              -              (19)              -
       (35,539)           (509)         (25,071)          (703)          (9,477)              -             (288)              -

       (72,445)              -          (76,520)             -           (9,267)              -           (6,217)              -
             -               -                -              -                -               -                -               -
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------


       296,988         136,860          448,568        198,570          290,088          65,656          143,385           5,788
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------

       270,678         148,530          396,135        221,783          310,550          73,191          123,955           6,954





       148,530               -          221,783              -           73,191               -            6,954               -
 -------------- ---------------  --------------- --------------   --------------  --------------  --------------- ---------------

 $     419,208  $      148,530   $      617,918  $     221,783    $     383,741   $      73,191   $      130,909  $        6,954
 ============== ===============  =============== ==============   ==============  ==============  =============== ===============

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                              FRANKLIN SMALL CAP FUND -     TEMPLETONCLASS 2 INTERNATIONAL  EQUITY INDEX PORTFOLIO -
                                                        CLASS 2                SECURITIES FUND - CLASS 2       CLASS II SHARES
                                            ------------------------------  -------------------------------------------------------
                                                2000           1999            2000           1999           2000          1999
                                                ----           ----            ----           ----           ----          ----
Investment Income:
Dividends                                   $    17,829   $             -   $   145,693  $            -   $    3,325  $          -
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

EXPENSES:
Insurance charges .........................       8,890               921        12,634           2,788        9,028           622
Administrative fees .......................       1,262               164         1,767             184        1,247            35
                                            ------------  ----------------  ------------ ---------------  ----------- -------------
    Net investment income (loss) ..........       7,677            (1,085)      131,292          (2,972)      (6,950)         (657)
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ..........   1,059,381             1,722       323,915           8,699      126,301         6,429
  Cost of investments sold ................     998,401             1,275       340,407           8,540      126,018         5,772
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

    Net realized gain (loss) ..............      60,980               447       (16,492)            159          283           657
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of year      125,136                 -        50,412               -       14,269             -
  Unrealized gain (loss) end of year ......    (131,413)          125,136       (98,908)         50,412      (75,408)       14,269
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

    Net change in unrealized gain (loss)
      for the year ........................    (256,549)          125,136      (149,320)         50,412      (89,677)       14,269
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

  Net increase (decrease) in net assets
    resulting from operations .............    (187,892)          124,498       (34,520)         47,599      (96,344)       14,269
                                            ------------  ----------------  ------------ ---------------  ----------- -------------




UNIT TRANSACTIONS:
Participant purchase payments .............      73,694           183,281       437,630         328,501      161,777       279,519
Participant transfers from other Travelers
  accounts ................................   1,273,983           260,776       695,823         229,053      645,798        34,235
Administrative charges ....................        (197)                -          (304)              -         (324)            -
Contract surrenders .......................    (170,156)                -      (124,220)         (1,104)     (14,498)         (249)
Participant transfers to other Travelers
  accounts.................................    (786,919)                -      (108,183)              -      (55,441)            -
Other payments to participants ............           -                 -             -               -            -             -
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......     390,405           444,057       900,746         556,450      737,312       313,505
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

    Net increase (decrease) in net assets..     202,513           568,555       866,226         604,049      640,968       327,774




NET ASSETS:
  Beginning of year .......................     568,555                 -       604,049               -      327,774             -
                                            ------------  ----------------  ------------ ---------------  ----------- -------------

  End of year ............................. $   771,068   $       568,555   $ 1,470,275  $      604,049   $  968,742  $    327,774
                                            ============  ================  ============ ===============  =========== =============

       MFS BOND SERIES         MFS EMERGING GROWTH SERIES    MFS GLOBAL GOVERNMENTS SERIES     MFS MONEY MARKET SERIES
--------------------------- -------------------------------  ----------------------------   -----------------------------
     2000          1999            2000            1999           2000           1999              2000          1999
     ----          ----            ----            ----           ----           ----              ----          ----

$    128,745  $     80,838  $      848,089   $           -   $     19,114  $      24,995    $     107,062   $    125,568
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------


      22,549        28,590         134,776          84,623          3,363          3,913           16,000         27,604
       3,717         4,466          23,153          14,596            590            582            2,738          5,322
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------
     102,479        47,782         690,160         (99,219)        15,161         20,500           88,324         92,642
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------





     891,226       838,070       2,753,216       1,675,565         76,128        151,115        3,811,848      5,760,012
     906,105       812,743       1,463,242         910,888         79,016        148,048        3,811,848      5,760,006
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------

     (14,879)       25,327       1,289,974         764,677         (2,888)         3,067                -              6
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------



     (74,870)       88,496       7,232,792       1,470,308        (15,853)        23,000                -              -
      32,072       (74,870)      1,873,702       7,232,792        (12,690)       (15,853)               -              -
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------


     106,942      (163,366)     (5,359,090)      5,762,484          3,163        (38,853)               -              -
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------


     194,542       (90,257)     (3,378,956)      6,427,942         15,436        (15,286)          88,324         92,648
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------





      50,419       844,123         213,553       1,303,277         20,691         45,017          505,091        532,473

      63,950       700,818       3,838,351       1,627,579         39,439         89,715        2,678,763      4,281,310
        (257)         (265)           (986)           (883)           (16)           (52)            (161)          (334)
    (157,721)     (197,151)     (1,188,383)       (757,270)       (41,994)       (38,441)      (1,213,818)      (431,212)

    (708,520)     (681,539)     (1,384,894)       (908,435)       (30,441)      (116,010)      (2,144,080)    (5,505,604)
           -             -         (43,360)              -              -              -                -              -
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------


    (752,129)      665,986       1,434,281       1,264,268        (12,321)       (19,771)        (174,205)    (1,123,367)
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------

    (557,587)      575,729      (1,944,675)      7,692,210          3,115        (35,057)         (85,881)    (1,030,719)





   3,121,370     2,545,641      14,974,803       7,282,593        412,361        447,418        2,128,461      3,159,180
------------- ------------- ---------------  --------------  ------------- --------------   --------------  -------------

$  2,563,783  $  3,121,370  $   13,030,128   $  14,974,803   $    415,476  $     412,361    $   2,042,580   $  2,128,461
============= ============= ===============  ==============  ============= ==============   ==============  =============

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                            MFS RESEARCH SERIES       MFS TOTAL RETURN SERIES
                                                     ----------------------------  ---------------------------
                                                        2000           1999           2000           1999
                                                        ----           ----           ----           ----
INVESTMENT INCOME:
Dividends ........................................   $   489,130    $    83,449    $   289,262    $   307,469
                                                     -----------    -----------    -----------    -----------

EXPENSES:
Insurance charges ................................        66,463         60,373         52,792         50,364
Administrative fees ..............................        11,536          9,961          9,012          8,010
                                                     -----------    -----------    -----------    -----------
    Net investment income (loss) .................       411,131         13,115        227,458        249,095
                                                     -----------    -----------    -----------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................     1,151,019      1,571,164      1,031,677      1,025,547
  Cost of investments sold .......................       812,472      1,097,389        975,563        840,279
                                                     -----------    -----------    -----------    -----------

    Net realized gain (loss) .....................       338,547        473,775         56,114        185,268
                                                     -----------    -----------    -----------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......     1,917,315        883,643        107,153        416,561
  Unrealized gain (loss) end of year .............       735,626      1,917,315        671,576        107,153
                                                     -----------    -----------    -----------    -----------

    Net change in unrealized gain (loss) for
      the year ...................................    (1,181,689)     1,033,672        564,423       (309,408)
                                                     -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
    resulting from operations ....................      (432,011)     1,520,562        847,995        124,955
                                                     -----------    -----------    -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ....................        92,969        946,741         53,276        887,584
Participant transfers from other Travelers
accounts .........................................       463,045      1,043,050        523,937      1,225,055
Administrative charges ...........................          (453)          (627)          (490)          (569)
Contract surrenders ..............................      (581,566)      (615,687)      (247,194)      (460,234)
Participant transfers to other Travelers
accounts .........................................      (447,525)    (1,000,541)      (640,157)      (676,468)
Other payments to participants ...................        (3,209)             -        (82,781)             -
                                                     -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .............      (476,739)       372,936       (393,409)       975,368
                                                     -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets ........      (908,750)     1,893,498        454,586      1,100,323




NET ASSETS:
  Beginning of year ..............................     7,889,884      5,996,386      6,224,698      5,124,375
                                                     -----------    -----------    -----------    -----------

  End of year ....................................   $ 6,981,134    $ 7,889,884    $ 6,679,284    $ 6,224,698
                                                     ===========    ===========    ===========    ===========

                                                          TOTAL RETURN FUND
                                                     --------------------------
                                                        2000           1999
                                                        ----           ----
INVESTMENT INCOME:
Dividends ........................................   $    22,904    $    15,941
                                                     -----------    -----------

EXPENSES:
Insurance charges ................................         7,182          3,198
Administrative fees ..............................         1,025            347
                                                     -----------    -----------
    Net investment income (loss) .................        14,697         12,396
                                                     -----------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................       473,402         42,716
  Cost of investments sold .......................       489,929         44,299
                                                     -----------    -----------

    Net realized gain (loss) .....................       (16,527)        (1,583)
                                                     -----------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......       (24,546)             -
  Unrealized gain (loss) end of year .............        25,257        (24,546)
                                                     -----------    -----------

    Net change in unrealized gain (loss) for
      the year ...................................        49,803        (24,546)
                                                     -----------    -----------

Net increase (decrease) in net assets
    resulting from operations ....................        47,973        (13,733)
                                                     -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ....................        14,158        560,352
Participant transfers from other Travelers
accounts .........................................       331,824        159,605
Administrative charges ...........................          (269)             -
Contract surrenders ..............................       (50,761)        (2,205)
Participant transfers to other Travelers
accounts .........................................      (257,578)       (40,094)
Other payments to participants ...................             -              -
                                                     -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .............        37,374        677,658
                                                     -----------    -----------

    Net increase (decrease) in net assets ........        85,347        663,925




NET ASSETS:
  Beginning of year ..............................       663,925              -
                                                     -----------    -----------

  End of year ....................................   $   749,272    $   663,925
                                                     ===========    ===========

       CAPITAL FUND              HIGH YIELD BOND FUND            INVESTORS FUND              EQUITY INCOME PORTFOLIO
--------------------------    --------------------------    --------------------------    ----------------------------
    2000           1999          2000            1999           2000          1999           2000           1999
    ----           ----          ----            ----           ----          ----           ----           ----
$    93,911    $    17,368    $    23,509    $    21,909    $    61,694    $     4,538    $       143   $           -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------
                                                                                                                    -

     12,114          2,428          2,864          1,567         15,639          5,400             49               -
      1,682            158            418            104          2,190            391              6               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------
     80,115         14,782         20,227         20,238         43,865         (1,253)            88               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------




    160,340         76,067        139,921         19,746        422,279         43,010             35               -
    143,599         74,030        149,084         19,670        422,375         43,656             35               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------

     16,741          2,037         (9,163)            76            (96)          (646)             -               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------


     13,780              -        (14,967)             -         14,303              -              -               -
     68,580         13,780        (30,871)       (14,967)       178,785         14,303            722               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------

     54,800         13,780        (15,904)       (14,967)       164,482         14,303            722               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------


    151,656         30,599         (4,840)         5,347        208,251         12,404            810               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------

                                                                                                                    -



    206,592        384,790         11,582        128,904        247,501        653,214          4,147               -
    762,534        178,991        136,712        120,485        616,899        228,093         12,122               -
       (365)             -           (103)             -           (420)             -              -               -
    (52,489)        (1,032)       (14,313)        (5,098)       (10,427)          (654)             -               -
    (87,907)       (51,947)      (116,484)             -       (223,484)             -              -               -
          -              -              -              -              -              -              -               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------


    828,365        510,802         17,394        244,291        630,069        880,653         16,269               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------

    980,021        541,401         12,554        249,638        838,320        893,057         17,079               -





    541,401              -        249,638              -        893,057              -              -               -
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -------------

$ 1,521,422    $   541,401    $   262,192    $   249,638    $ 1,731,377    $   893,057    $    17,079   $           -
===========    ===========    ===========    ===========    ===========    ===========    ===========   =============

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                                                    MFS EMERGING GROWTH
                                                        LARGE CAP PORTFOLIO               PORTFOLIO
                                                     --------------------------    ----------------------
                                                        2000            1999          2000         1999
                                                        ----            ----          ----         ----
INVESTMENT INCOME:
Dividends ........................................   $   286,452    $   113,483    $     2,790    $     -
                                                     -----------    -----------    -----------    -------
EXPENSES:
Insurance charges ................................        45,511         10,584          1,568
Administrative fees ..............................         6,398            831            190          -
                                                     -----------    -----------    -----------    -------
    Net investment income (loss) .................       234,543        102,068          1,032          -
                                                     -----------    -----------    -----------    -------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................       298,783         75,600          4,031          -
  Cost of investments sold .......................       292,801         71,419          4,248          -
                                                     -----------    -----------    -----------    -------

    Net realized gain (loss) .....................         5,982          4,181           (217)         -
                                                     -----------    -----------    -----------    -------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......       189,591              -              -          -
  Unrealized gain (loss) end of year .............      (854,854)       189,591        (66,615)         -
                                                     -----------    -----------    -----------    -------

    Net change in unrealized gain (loss) for
      the year ...................................    (1,044,445)       189,591        (66,615)         -
                                                     -----------    -----------    -----------    -------

Net increase (decrease) in net assets
    resulting from operations ....................      (803,920)       295,840        (65,800)         -
                                                     -----------    -----------    -----------    -------




UNIT TRANSACTIONS:
Participant purchase payments ....................       947,392      1,582,157        233,675          -
Participant transfers from other Travelers
accounts .........................................     2,089,443        738,190        255,492          -
Administrative charges ...........................        (1,407)             -              -          -
Contract surrenders ..............................      (160,644)       (10,161)          (705)         -
Participant transfers to other Travelers
accounts .........................................      (205,195)       (21,387)             -          -
Other payments to participants ...................             -              -              -          -
                                                     -----------    -----------    -----------    -------

  Net increase (decrease) in net assets
    resulting from unit transactions .............     2,669,589      2,288,799        488,462          -
                                                     -----------    -----------    -----------    -------

    Net increase (decrease) in net assets ........     1,865,669      2,584,639        422,662          -




NET ASSETS:
  Beginning of year ..............................     2,584,639              -              -          -
                                                     -----------    -----------    -----------    -------

  End of year ....................................   $ 4,450,308    $ 2,584,639    $   422,662    $     -
                                                     ===========    ===========    ===========    =======

                                                          MFS MID CAP GROWTH
                                                             PORTFOLIO
                                                     --------------------------
                                                        2000           1999
                                                        ----           ----
INVESTMENT INCOME:
Dividends ........................................   $   145,245    $       158
                                                     -----------    -----------
EXPENSES:
Insurance charges ................................        19,598          7,440
Administrative fees ..............................         2,612            334
                                                     -----------    -----------
    Net investment income (loss) .................       123,035         (7,616)
                                                     -----------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................       457,113         55,474
  Cost of investments sold .......................       307,998         54,618
                                                     -----------    -----------

    Net realized gain (loss) .....................       149,115            856
                                                     -----------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......       280,490              -
  Unrealized gain (loss) end of year .............        47,436        280,490
                                                     -----------    -----------

    Net change in unrealized gain (loss) for
      the year ...................................      (233,054)       280,490
                                                     -----------    -----------

Net increase (decrease) in net assets
    resulting from operations ....................        39,096        273,730
                                                     -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ....................       726,240        577,921
Participant transfers from other Travelers
accounts .........................................     1,016,797        300,508
Administrative charges ...........................          (476)             -
Contract surrenders ..............................      (318,824)        (2,282)
Participant transfers to other Travelers
accounts .........................................      (108,450)        (8,523)
Other payments to participants ...................             -              -
                                                     -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .............     1,315,287        867,624
                                                     -----------    -----------

    Net increase (decrease) in net assets ........     1,354,383      1,141,354




NET ASSETS:
  Beginning of year ..............................     1,141,354              -
                                                     -----------    -----------

  End of year ....................................   $ 2,495,737    $ 1,141,354
                                                     ===========    ===========

                                TRAVELERS QUALITY BOND       AIM CAPITAL APPRECIATION         MFS TOTAL RETURN
  MFS RESEARCH PORTFOLIO               PORTFOLIO                    PORTFOLIO                      PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2000           1999           2000          1999           2000           1999           2000            1999
    ----           ----           ----          ----           ----           ----           ----            ----
$    14,924    $         -    $    24,611    $         -    $    52,498    $         -    $    92,088    $     6,963
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     14,213          4,991          5,538          1,816         22,970          4,716         15,358          6,580
      2,134            345            771            125          3,239            408          2,154            446
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (1,423)        (5,336)        18,302         (1,941)        26,289         (5,124)        74,576            (63)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




    315,602         26,987         34,323          5,904        640,721         54,389        237,642         22,151
    268,878         27,086         34,627          5,788        530,477         53,295        245,797         24,051
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     46,724            (99)          (304)           116        110,244          1,094         (8,155)        (1,900)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    124,623              -          1,313              -        253,501              -        (11,032)             -
    (17,280)       124,623         15,725          1,313       (254,497)       253,501        168,367        (11,032)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (141,903)       124,623         14,412          1,313       (507,998)       253,501        179,399        (11,032)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (96,602)       119,188         32,410           (512)      (371,465)       249,471        245,820        (12,995)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------





    176,254        651,064         68,322        152,601        779,322        580,154        368,733        684,607
    384,695        204,359        323,242        174,321        992,469        520,224        420,680        208,876
       (294)             -           (229)             -           (780)             -           (770)             -
   (234,509)        (2,511)       (22,147)          (191)      (334,518)        (2,501)       (51,584)       (11,958)
    (86,743)             -         (7,141)          (197)      (262,624)       (16,814)       (83,703)          (100)
          -              -              -              -              -              -              -              -
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    239,403        852,912        362,047        326,534      1,173,869      1,081,063        653,356        881,425
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    142,801        972,100        394,457        326,022        802,404      1,330,534        899,176        868,430





    972,100              -        326,022              -      1,330,534              -        868,430              -
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$ 1,114,901    $   972,100    $   720,479    $   326,022    $ 2,132,938    $ 1,330,534    $ 1,767,606    $   868,430
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                     PUTNAM DIVERSIFIED INCOME        CITIFUNDS SMALL CAP
                                                              PORTFOLIO               GROWTH VIP PORTFOLIO
                                                     --------------------------    --------------------------
                                                         2000           1999           2000           1999
                                                         ----           ----           ----           ----
INVESTMENT INCOME:
Dividends ........................................   $    52,903    $     1,899    $    79,125    $         -
                                                     -----------    -----------    -----------    -----------

EXPENSES:
Insurance charges ................................         6,222          1,949          8,623          4,469
Administrative fees ..............................           867            135          1,443            774
                                                     -----------    -----------    -----------    -----------
    Net investment income (loss) .................        45,814           (185)        69,059         (5,243)
                                                     -----------    -----------    -----------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................       296,529         33,204        264,768         95,372
  Cost of investments sold .......................       310,781         35,089        238,096        114,263
                                                     -----------    -----------    -----------    -----------

    Net realized gain (loss) .....................       (14,252)        (1,885)        26,672        (18,891)
                                                     -----------    -----------    -----------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......         5,075              -        118,559        (94,663)
  Unrealized gain (loss) end of year .............       (36,656)         5,075         50,482        118,559
                                                     -----------    -----------    -----------    -----------

    Net change in unrealized gain (loss) for
      the year ...................................       (41,731)         5,075        (68,077)       213,222
                                                     -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
    resulting from operations ....................       (10,169)         3,005         27,654        189,088
                                                     -----------    -----------    -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ....................       168,010        165,410        303,825         78,846
Participant transfers from other Travelers
accounts .........................................       545,200        180,659        122,836         45,471
Administrative charges ...........................          (163)             -           (104)           (45)
Contract surrenders ..............................       (71,524)          (816)       (24,749)       (30,382)
Participant transfers to other Travelers
accounts .........................................      (172,503)       (26,594)      (126,623)       (54,334)
Other payments to participants ...................             -              -              -              -
                                                     -----------    -----------    -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .............       469,020        318,659        275,185         39,556
                                                     -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets ........       458,851        321,664        302,839        228,644




NET ASSETS:
  Beginning of year ..............................       321,664              -        727,399        498,755
                                                     -----------    -----------    -----------    -----------

  End of year ....................................   $   780,515    $   321,664    $ 1,030,238    $   727,399
                                                     ===========    ===========    ===========    ===========

                                                      CITISELECT(R) VIP FOLIO
                                                           200 CONSERVATIVE
                                                     --------------------------
                                                        2000           1999
                                                        ----           ----
INVESTMENT INCOME:
Dividends ........................................   $   141,962    $    21,638
                                                     -----------    -----------

EXPENSES:
Insurance charges ................................        24,577         31,525
Administrative fees ..............................         4,353          5,453
                                                     -----------    -----------
    Net investment income (loss) .................       113,032        (15,340)
                                                     -----------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................     1,092,465      1,386,109
  Cost of investments sold .......................     1,122,139      1,442,820
                                                     -----------    -----------

    Net realized gain (loss) .....................       (29,674)       (56,711)
                                                     -----------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......       (25,856)      (108,577)
  Unrealized gain (loss) end of year .............       (63,561)       (25,856)
                                                     -----------    -----------

    Net change in unrealized gain (loss) for
      the year ...................................       (37,705)        82,721
                                                     -----------    -----------

Net increase (decrease) in net assets
    resulting from operations ....................        45,653         10,670
                                                     -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ....................         5,976        194,573
Participant transfers from other Travelers
accounts .........................................       282,370         56,719
Administrative charges ...........................          (589)          (645)
Contract surrenders ..............................      (552,057)      (308,703)
Participant transfers to other Travelers
accounts .........................................      (484,229)    (1,070,208)
Other payments to participants ...................       (38,241)             -
                                                     -----------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .............      (786,770)    (1,128,264)
                                                     -----------    -----------

    Net increase (decrease) in net assets ........      (741,117)    (1,117,594)




NET ASSETS:
  Beginning of year ..............................     3,263,728      4,381,322
                                                     -----------    -----------

  End of year ....................................   $ 2,522,611    $ 3,263,728
                                                     ===========    ===========

  CITISELECT(R) VIP FOLIO          CITISELECT(R) VIP FOLIO         CITISELECT(R) VIP FOLIO        EQUITY-INCOME PORTFOLIO -
       300 BALANCED                      400 GROWTH                    500 GROWTH PLUS                  INITIAL CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2000           1999              2000          1999            2000            1999             2000           1999
     ----           ----             ----           ----            ----            ----             ----           ----
$    247,610    $     18,969    $     91,718    $      8,455    $     49,816    $      2,505    $    793,368    $    392,116
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      31,718          47,581          15,367          22,390           6,864          11,476          82,097          85,270
       5,636           8,468           3,616           5,647           1,335           2,253          14,184          14,410
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     210,256         (37,080)         72,735         (19,582)         41,617         (11,224)        697,087         292,436
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




     692,307       3,333,886         893,248       1,836,311         510,035         783,295       1,876,945       1,029,759
     693,616       3,288,042         871,714       1,881,826         588,234         938,412       1,906,618         883,712
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (1,309)         45,844          21,534         (45,515)        (78,199)       (155,117)        (29,673)        146,047
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     118,781         (22,405)         79,110        (120,309)        (39,550)       (338,653)        446,632         439,832
     (32,871)        118,781          (4,084)         79,110         (13,112)        (39,550)        439,056         446,632
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (151,652)        141,186         (83,194)        199,419          26,438         299,103          (7,576)          6,800
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      57,295         149,950          11,075         134,322         (10,144)        132,762         659,838         445,283
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------





         (81)        164,005           8,794          43,556           5,007          37,578         320,267       1,924,031
      58,739         122,661           7,506          86,765           1,646           6,804         534,795       1,102,589
        (623)           (840)           (365)           (772)           (287)           (645)           (746)         (1,058)
    (233,287)       (276,602)       (343,130)       (272,774)        (32,424)       (247,422)       (832,649)       (506,520)
    (422,399)     (3,049,823)       (153,003)     (1,460,362)       (422,313)       (524,026)       (971,675)       (667,211)
           -               -               -               -               -               -         (18,929)              -
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (597,651)     (3,040,599)       (480,198)     (1,603,587)       (448,371)       (727,711)       (968,937)      1,851,831
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (540,356)     (2,890,649)       (469,123)     (1,469,265)       (458,515)       (594,949)       (309,099)      2,297,114





   4,106,280       6,996,929       2,139,992       3,609,257       1,166,973       1,761,922      10,199,494       7,902,380
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$  3,565,924    $  4,106,280    $  1,670,869    $  2,139,992    $    708,458    $  1,166,973    $  9,890,395    $ 10,199,494
============    ============    ============    ============    ============    ============    ============    ============

8. SCHEDULE OF SEPARATE ACCOUNT CLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                           GROWTH PORTFOLIO -           HIGH INCOME PORTFOLIO -
                                                             INITIAL CLASS                  INITIAL CLASS
                                                     ----------------------------    ----------------------------
                                                          2000          1999           2000          1999
                                                          ----          ----           ----          ----
INVESTMENT INCOME:
Dividends ........................................   $  1,359,413    $    577,282    $    294,529    $    304,471
                                                     ------------    ------------    ------------    ------------

EXPENSES:
Insurance charges ................................        114,631          81,828          34,760          37,474
Administrative fees ..............................         18,780          12,164           5,871           5,742
                                                     ------------    ------------    ------------    ------------
    Net investment income (loss) .................      1,226,002         483,290         253,898         261,255
                                                     ------------    ------------    ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................      2,247,230       1,064,387         811,657         879,741
  Cost of investments sold .......................      1,810,497         791,922         993,061       1,013,859
                                                     ------------    ------------    ------------    ------------

    Net realized gain (loss) .....................        436,733         272,465        (181,404)       (134,118)
                                                     ------------    ------------    ------------    ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......      2,877,917         830,168        (105,954)       (226,758)
  Unrealized gain (loss) end of year .............       (329,505)      2,877,917      (1,183,497)       (105,954)
                                                     ------------    ------------    ------------    ------------

    Net change in unrealized gain (loss) for
      the year ..................................     (3,207,422)      2,047,749      (1,077,543)        120,804
                                                     ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
    resulting from operations ....................     (1,544,687)      2,803,504      (1,005,049)        247,941
                                                     ------------    ------------    ------------    ------------




UNIT TRANSACTIONS:
Participant purchase payments ....................        358,706       2,987,828         142,308       1,190,065
Participant transfers from other Travelers
accounts .........................................      2,463,797       2,898,830         264,602         911,801
Administrative charges ...........................         (1,132)           (725)           (322)           (290)
Contract surrenders ..............................     (1,018,918)       (822,264)       (393,798)       (230,915)
Participant transfers to other Travelers
accounts .........................................     (1,019,833)       (373,990)       (319,087)       (717,200)
Other payments to participants ...................       (233,103)              -         (91,779)              -
                                                     ------------    ------------    ------------    ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .............        549,517       4,689,679        (398,076)      1,153,461
                                                     ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets ........       (995,170)      7,493,183      (1,403,125)      1,401,402




NET ASSETS:
  Beginning of year ..............................     12,181,993       4,688,810       4,540,802       3,139,400
                                                     ------------    ------------    ------------    ------------

  End of year ....................................   $ 11,186,823    $ 12,181,993    $  3,137,677    $  4,540,802
                                                     ============    ============    ============    ============


                                                            OVERSEAS PORTFOLIO
                                                      ----------------------------
                                                          2000            1999
                                                          ----            ----
INVESTMENT INCOME:
Dividends ........................................    $    295,008    $     70,407
                                                      ------------    ------------

EXPENSES:
Insurance charges ................................          25,809          18,494
Administrative fees ..............................           4,455           3,048
                                                      ------------    ------------
    Net investment income (loss) .................         264,744          48,865
                                                      ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................         324,702         347,817
  Cost of investments sold .......................         310,033         298,162
                                                      ------------    ------------

    Net realized gain (loss) .....................          14,669          49,655
                                                      ------------    ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......         739,000          27,019
  Unrealized gain (loss) end of year .............        (203,219)        739,000
                                                      ------------    ------------

    Net change in unrealized gain (loss) for
      the year ..................................        (942,219)        711,981
                                                      ------------    ------------

Net increase (decrease) in net assets
    resulting from operations ....................        (662,806)        810,501
                                                      ------------    ------------




UNIT TRANSACTIONS:
Participant purchase payments ....................         173,176         316,362
Participant transfers from other Travelers
accounts .........................................         474,898         482,057
Administrative charges ...........................            (104)           (150)
Contract surrenders ..............................        (238,478)        (93,258)
Participant transfers to other Travelers
accounts .........................................         (52,282)       (290,026)
Other payments to participants ...................               -               -
                                                      ------------    ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .............         357,210         414,985
                                                      ------------    ------------

    Net increase (decrease) in net assets ........        (305,596)      1,225,486




NET ASSETS:
  Beginning of year ..............................       2,939,216       1,713,730
                                                      ------------    ------------

  End of year ....................................    $  2,633,620    $  2,939,216
                                                      ============    ============

CONTRAFUND(R) PORTFOLIO -
    SERVICE CLASS 2               CONTRAFUND PORTFOLIO               INDEX 500 PORTFOLIO                  COMBINED
-------------------------    ------------------------------    ------------------------------    ------------------------------
      2000         1999           2000            1999             2000             1999              2000            1999
      ----         ----           ----            ----             ----             ----              ----            ----
$           -    $      -    $   1,569,451    $     286,429    $     267,832    $     222,439    $   9,943,164    $   3,655,250
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------


          801           -          104,022           89,439          153,124          143,995        1,517,961        1,195,560
           98           -           17,634           14,472           26,307           24,692          254,278          196,823
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------
         (899)          -        1,447,795          182,518           88,401           53,752        8,170,925        2,262,867
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------




        4,660           -        1,589,690        1,306,192        2,574,685        1,996,546       35,011,900       30,995,168
        4,769           -        1,357,061          865,418        1,941,050        1,352,051       29,958,217       26,841,118
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------

         (109)          -          232,629          440,774          633,635          644,495        5,053,683        4,154,050
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------


            -           -        2,674,122        1,199,192        3,886,330        1,670,354       32,589,324        8,987,075
       (8,079)          -           75,585        2,674,122        1,302,782        3,886,330        2,629,485       32,589,324
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------

       (8,079)          -       (2,598,537)       1,474,930       (2,583,548)       2,215,976      (29,959,839)      23,602,249
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------


       (9,087)          -         (918,113)       2,098,222       (1,861,512)       2,914,223      (16,735,231)      30,019,166
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------

                                                                                                                            -



       98,472           -          398,341        2,465,078          185,170        2,750,149       10,106,213       30,264,407
       87,852           -        1,022,485        2,407,532        1,143,861        3,188,408       34,021,783       33,134,973
            -           -           (1,104)            (853)          (2,093)          (1,956)         (20,586)         (14,509)
         (154)          -         (862,513)        (453,701)        (932,827)        (637,672)     (13,862,948)      (8,601,775)
            -           -         (489,796)      (1,005,543)      (1,542,823)      (1,566,989)     (17,662,474)     (23,042,895)
            -           -         (274,625)               -          (27,440)               -         (998,338)               -
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------


      186,170           -         (207,212)       3,412,513       (1,176,152)       3,731,940       11,583,650       31,740,201
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------

      177,083           -       (1,125,325)       5,510,735       (3,037,664)       6,646,163       (5,151,581)      61,759,367





            -           -       12,238,962        6,728,227       18,943,384       12,297,221      164,897,278      103,137,911
-------------    --------    -------------    -------------    -------------    -------------    -------------    -------------

$     177,083    $      -    $  11,113,637    $  12,238,962    $  15,905,720    $  18,943,384    $ 159,745,697    $ 164,897,278
=============    ========    =============    =============    =============    =============    =============    =============

9.      SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
        FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                                                            AIM V.I.
                                                                                                            CAPITAL
                                              HIGH YIELD BOND TRUST      MONEY MARKET PORTFOLIO        APPRECIATION FUND
                                            ------------------------    ------------------------    ------------------------
                                               2000           1999         2000          1999          2000           1999
                                               ----           ----         ----          ----          ----           ----
Accumulation units beginning of year ....      387,819             -       103,494             -     2,525,235     2,247,640
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    1,055,698       390,708       454,146       105,956       515,331       763,497
Accumulation units redeemed and
  transferred to other Travelers accounts      (20,324)       (2,889)     (258,844)       (2,462)     (297,172)     (485,902)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year ..........    1,423,193       387,819       298,796       103,494     2,743,394     2,525,235
                                            ==========    ==========    ==========    ==========    ==========    ==========

                                                     AIM V.I.               AIM V.I. GROWTH
                                                   GOVERNMENT                     AND
                                                 SECURITIES FUND              INCOME FUND             AIM V.I. GROWTH FUND
                                            ------------------------    ------------------------    ------------------------
                                               2000           1999         2000          1999          2000           1999
                                               ----           ----         ----          ----          ----           ----
Accumulation units beginning of year ....    2,191,298     1,596,060     4,071,059     2,655,875     1,429,474       846,183
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................      331,529     1,154,532       583,482     1,821,959       279,929       727,551
Accumulation units redeemed and
  transferred to other Travelers accounts     (433,660)     (559,294)   (1,014,868)     (406,775)     (193,039)     (144,260)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year ..........    2,089,167     2,191,298     3,639,673     4,071,059     1,516,364     1,429,474
                                            ==========    ==========    ==========    ==========    ==========    ==========

                                                   AIM V.I.
                                                INTERNATIONAL                                        TECHNOLOGY PORTFOLIO -
                                                 EQUITY FUND              AIM V.I. VALUE FUND               CLASS B
                                            ------------------------    ------------------------    ------------------------
                                               2000           1999         2000          1999          2000           1999
                                               ----           ----         ----          ----          ----           ----
Accumulation units beginning of year ....    4,437,266     3,769,574     8,265,744     5,652,513             -             -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    1,048,105     1,053,688     1,884,699     3,876,864       414,145             -
Accumulation units redeemed and
  transferred to other Travelers accounts     (519,936)     (385,996)   (1,028,480)   (1,263,633)       (1,561)            -
                                            ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year ..........    4,965,435     4,437,266     9,121,963     8,265,744       412,584             -
                                            ==========    ==========    ==========    ==========    ==========    ==========

                                             SELECT GOVERNMENT      SELECT GROWTH AND         SELECT GROWTH
                                                  PORTFOLIO         INCOME PORTFOLIO            PORTFOLIO
                                            --------------------   --------------------    --------------------
                                              2000         1999      2000        1999        2000        1999
                                              ----         ----      ----        ----        ----        ----
Accumulation units beginning of year ....     22,640           -    136,745           -     186,983           -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    143,622      22,640    388,313     137,238     456,823     187,629
Accumulation units redeemed and
  transferred to other Travelers accounts   (101,313)          -   (102,518)       (493)    (84,718)       (646)
                                            --------    --------   --------    --------    --------    --------
Accumulation units end of year ..........     64,949      22,640    422,540     136,745     559,088     186,983
                                            ========    ========   ========    ========    ========    ========

9.      SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
        FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                               SELECT MID CAP        SELECT SMALL CAP      FRANKLIN SMALL CAP
                                                  PORTFOLIO              PORTFOLIO           FUND - CLASS 2
                                            --------------------   --------------------   --------------------
                                              2000        1999       2000        1999       2000        1999
                                              ----        ----       ----        ----       ----        ----
Accumulation units beginning of year ....     61,532           -      5,595           -    353,953           -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    229,607      61,532    127,942       5,595    849,907     353,953
Accumulation units redeemed and
  transferred to other Travelers accounts    (13,676)          -     (4,895)          -   (621,198)          -
                                            --------    --------   --------    --------   --------    --------
Accumulation units end of year ..........    277,463      61,532    128,642       5,595    582,662     353,953
                                            ========    ========   ========    ========   ========    ========

                                            TEMPLETON INTERNATIONAL            EQUITY INDEX
                                                 SECURITIES FUND -         PORTFOLIO - CLASS II
                                                     CLASS 2                      SHARES                  MFS BOND SERIES
                                            ------------------------      ----------------------    ------------------------
                                                2000          1999          2000          1999          2000          1999
                                                ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ....      523,110             -        91,908             -     2,813,297     2,234,729
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    1,009,650       524,163       232,417        91,982       100,183     1,361,177
Accumulation units redeemed and
  transferred to other Travelers accounts     (211,891)       (1,053)      (20,517)          (74)     (774,704)     (782,609)
                                            ----------      --------      --------    ----------    ----------    ----------
Accumulation units end of year ..........    1,320,869       523,110       303,808        91,908     2,138,776     2,813,297
                                            ==========      ========      ========    ==========    ==========    ==========

                                                     MFS EMERGING GROWTH         MFS GLOBAL GOVERNMENTS
                                                           SERIES                       SERIES              MFS MONEY MARKET SERIES
                                                  -------------------------      ----------------------    ------------------------
                                                       2000         1999           2000          1999          2000        1999
                                                       ----         ----           ----          ----          ----        ----
Accumulation units beginning of year ...........    5,535,649     4,705,636       365,670       382,822     1,809,524    2,781,034
Accumulation units purchased and transferred
  from other Travelers accounts ................    1,524,085     1,707,354        52,822       116,707     2,640,736    4,143,798
Accumulation units redeemed and transferred to
  other Travelers accounts .....................   (1,004,030)     (877,341)      (64,189)     (133,859)   (2,794,166)   (5,115,308)
                                                  -----------   -----------      --------    ----------    ----------    ----------
Accumulation units end of year .................    6,055,704     5,535,649       354,303       365,670     1,656,094     1,809,524
                                                  ===========   ===========      ========    ==========    ==========    ==========

                                               MFS RESEARCH SERIES       MFS TOTAL RETURN SERIES         TOTAL RETURN FUND
                                             -----------------------     -----------------------      ----------------------
                                               2000          1999          2000          1999           2000          1999
                                               ----          ----          ----          ----           ----          ----
Accumulation units beginning of year ....    4,591,649     4,282,804     4,716,403     3,960,924       680,016             -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................      291,281     1,383,409       429,560     1,612,200       360,607       723,413
Accumulation units redeemed and
  transferred to other Travelers accounts     (586,848)   (1,074,564)     (738,863)     (856,721)     (319,268)      (43,397)
                                             ---------    ----------     ---------    ----------      --------       -------
Accumulation units end of year ..........    4,296,082     4,591,649     4,407,100     4,716,403       721,355       680,016
                                             =========    ==========     =========    ==========      ========       =======

9.      SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
        FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                   CAPITAL FUND            HIGH YIELD BOND FUND          INVESTORS FUND
                                             -----------------------      ----------------------     -----------------------
                                                2000          1999          2000           1999         2000          1999
                                                ----          ----          ----           ----         ----          ----
Accumulation units beginning of year ....      487,552             -       243,342             -       880,931             -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................      797,800       537,033       146,223       248,392       860,359       881,564
Accumulation units redeemed and
  transferred to other Travelers accounts     (109,967)      (49,481)     (130,430)       (5,050)     (238,026)         (633)
                                             ---------       -------      --------       -------     ---------       -------
Accumulation units end of year ..........    1,175,385       487,552       259,135       243,342     1,503,264       880,931
                                             =========       =======      ========       =======     =========       =======


                                             EQUITY INCOME                                      MFS EMERGING
                                               PORTFOLIO         LARGE CAP PORTFOLIO         GROWTH PORTFOLIO
                                            ----------------   -----------------------       -----------------
                                             2000       1999      2000          1999          2000       1999
                                             ----       ----      ----          ----          ----       ----
Accumulation units beginning of year ....        -        -    2,109,249             -             -         -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................   15,684        -    2,506,752     2,138,350       522,881         -
Accumulation units redeemed and
  transferred to other Travelers accounts        -        -     (309,342)      (29,101)         (834)        -
                                            ------   ------    ---------     ---------       -------    ------
Accumulation units end of year ..........   15,684        -    4,306,659     2,109,249       522,047         -
                                            ======   ======    =========     =========       =======    ======

                                               MFS MID CAP GROWTH                                     TRAVELERS QUALITY BOND
                                                     PORTFOLIO           MFS RESEARCH PORTFOLIO              PORTFOLIO
                                             -----------------------     -----------------------      ----------------------
                                                2000          1999          2000          1999          2000          1999
                                                ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ....      726,744             -       805,920             -       323,930             -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    1,001,250       735,588       448,412       808,284       383,663       324,313
Accumulation units redeemed and
  transferred to other Travelers accounts     (254,203)       (8,844)     (261,533)       (2,364)      (28,923)         (383)
                                             ---------       -------      --------       -------       -------       -------
Accumulation units end of year ..........    1,473,791       726,744       992,799       805,920       678,670       323,930
                                             =========       =======      ========       =======       =======       =======

                                                    AIM CAPITAL              MFS TOTAL RETURN           PUTNAM DIVERSIFIED
                                             APPRECIATION PORTFOLIO             PORTFOLIO                INCOME PORTFOLIO
                                             -----------------------     -----------------------      ----------------------
                                                2000          1999          2000           1999          2000         1999
                                                ----          ----          ----           ----          ----         ----
Accumulation units beginning of year ....      954,495             -       880,104             -       319,191             -
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................    1,192,086       971,595       810,476       892,320       711,885       349,845
Accumulation units redeemed and
  transferred to other Travelers accounts     (413,511)      (17,100)     (132,828)      (12,216)     (242,783)      (30,654)
                                             ---------       -------     ---------       -------      --------       -------
Accumulation units end of year ..........    1,733,070       954,495     1,557,752       880,104       788,293       319,191
                                             =========       =======     =========       =======      ========       =======

9.      SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
        FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                CITIFUNDS SMALL CAP      CITISELECT(R) VIP FOLIO     CITISELECT(R) VIP FOLIO
                                               GROWTH VIP PORTFOLIO          200 CONSERVATIVE               300 BALANCED
                                               ---------------------     -----------------------     -----------------------
                                                2000           1999         2000          1999          2000         1999
                                                ----           ----         ----          ----          ----         ----
Accumulation units beginning of year ....      506,301       473,301     2,870,973     3,875,575     3,489,216     6,153,462
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................      257,437       115,695       262,854       225,395        50,697       260,195
Accumulation units redeemed and
  transferred to other Travelers accounts      (99,489)      (82,695)     (949,143)   (1,229,997)     (554,135)   (2,924,441)
                                               -------       -------     ---------    ----------     ---------    ----------
Accumulation units end of year ..........      664,249       506,301     2,184,684     2,870,973     2,985,778     3,489,216
                                               =======       =======     =========    ==========     =========    ==========

                                                                                                          EQUITY-INCOME
                                             CITISELECT(R) VIP FOLIO        CITISELECT(R) VIP         PORTFOLIO - INITIAL
                                                   400 GROWTH             FOLIO 500 GROWTH PLUS              CLASS
                                             -----------------------      ----------------------    ------------------------
                                                2000           1999         2000          1999          2000          1999
                                                ----           ----         ----          ----          ----          ----
Accumulation units beginning of year ....    1,809,729     3,272,306       959,053     1,602,689     7,223,311     5,884,634
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................       10,744       119,850         5,109        39,763       621,160     2,168,622
Accumulation units redeemed and
  transferred to other Travelers accounts     (416,800)   (1,582,427)     (376,181)     (683,399)   (1,318,041)     (829,945)
                                             ---------    ----------      --------     ---------    ----------     ---------
Accumulation units end of year ..........    1,403,673     1,809,729       587,981       959,053     6,526,430     7,223,311
                                             =========    ==========      ========     =========    ==========     =========

                                                GROWTH PORTFOLIO -       HIGH INCOME PORTFOLIO -
                                                  INITIAL CLASS               INITIAL CLASS             OVERSEAS PORTFOLIO
                                             -----------------------     -----------------------     -----------------------
                                                2000          1999          2000          1999          2000          1999
                                                ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ....    3,611,826     1,887,168     3,940,185     2,915,520     1,719,889     1,414,479
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................      824,587     2,142,688       373,681     1,869,431       400,126       586,815
Accumulation units redeemed and
  transferred to other Travelers accounts     (670,123)     (418,030)     (765,420)     (844,766)     (194,779)     (281,405)
                                             ---------     ---------     ---------     ---------     ---------     ---------
Accumulation units end of year ..........    3,766,290     3,611,826     3,548,446     3,940,185     1,925,236     1,719,889
                                             =========     =========     =========     =========     =========     =========

                                                  CONTRAFUND(R)
                                                   PORTFOLIO -
                                                 SERVICE CLASS 2        CONTRAFUND PORTFOLIO          INDEX 500 PORTFOLIO
                                                -----------------     ------------------------     -------------------------
                                                  2000      1999        2000           1999           2000            1999
                                                  ----      ----        ----           ----           ----            ----
Accumulation units beginning of year ....             -         -     6,411,917      4,328,447     10,135,275      7,928,453
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................       189,512         -       765,021      2,946,247        735,926      3,485,347
Accumulation units redeemed and
  transferred to other Travelers accounts          (159)        -      (878,191)      (862,777)    (1,391,138)    (1,278,525)
                                                -------    ------     ---------      ---------     ----------     ----------
Accumulation units end of year ..........       189,353         -     6,298,747      6,411,917      9,480,063     10,135,275
                                                =======    ======     =========      =========     ==========     ==========

9.      SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
        FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                      COMBINED
                                             ---------------------------
                                                 2000            1999
                                                 ----            ----
Accumulation units beginning of year ....     95,715,196      74,851,828
Accumulation units purchased and
  transferred from other Travelers
  accounts ..............................     29,298,944      44,174,877
Accumulation units redeemed and
  transferred to other Travelers accounts    (20,946,657)    (23,311,509)
                                             -----------     -----------
Accumulation units end of year ..........    104,067,483      95,715,196
                                             ===========     ===========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of  Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of Citicorp Life Variable Annuity Separate
Account:


We have audited the accompanying statement of assets and liabilities of Citicorp Life Variable Annuity Separate Account (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP

Hartford, Connecticut
February 15, 2001

                       This page intentionally left blank

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut


This report is prepared for the general information of contract owners and is not an offer of units of Citicorp Life Variable Annuity Separate Account or shares of Separate Account CLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp Life Variable Annuity Separate Account product(s) offered by Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



SEPCLIC (Annual) (12-00) Printed in U.S.A.

                         CITICORP LIFE INSURANCE COMPANY

           Annual Audited Financial Statements - Statutory Basis

                         December 31, 2000 and 1999

                         Citicorp Life Insurance Company

           Annual Audited Financial Statements - Statutory Basis

                                Table of Contents



                                                                            PAGE

Independent Auditors' Report                                                  1

Financial Statements:

      Balance Sheets - December 31, 2000 and 1999                             2

      Statements of Operations for the years ended
         December 31, 2000 and 1999                                           3

      Statements of Changes in Capital and Surplus
         for the years ended December 31, 2000 and 1999                       3

      Statements of Cash Flows for the years ended
         December 31, 2000 and 1999                                           4

Notes to Financial Statements                                                 5-14

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2000                                   15-18

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Citicorp Life Insurance Company:


We have audited the accompanying balance sheets (statutory basis) of Citicorp Life Insurance Company as of December 31, 2000 and 1999, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis) and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2 to the statutory financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Arizona, which practices differ from accounting principles generally accepted in the United States of America. The effect on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Citicorp Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 2000 and
1999, and the results of its operations and its cash flows for the years then ended on the basis of accounting as described in note 2.

Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule of Selected Financial Data From Annual Statement is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                       /s/KPMG LLP
     April 25, 2001

                         CITICORP LIFE INSURANCE COMPANY

                      Balance Sheets (statutory basis)

(At December 31, in thousands)                           2000             1999
                                                       ---------        ---------
Assets
     Bonds (fair value $511,664; $495,961)             $ 504,545        $ 516,705
     Common stocks (cost $50,500; $40,500)               177,311          126,254
     Mortgage loans on real estate                            --              674
     Real Estate                                          24,547           25,050
     Cash and Short-term investments                      44,176           33,986
     Other invested assets                                19,063            4,813
                                                       ---------        ---------

Total cash and invested assets                           769,642          707,482

     Separate accounts                                   159,796          164,902
     Investment income due and accrued                     4,762            6,109
     Other assets                                         13,848           17,175
                                                       ---------        ---------

Total assets                                           $ 948,048        $ 895,668
                                                       =========        =========

Liabilities
     Aggregate reserves                                $ 109,955        $ 134,629
     Policy and contract claims                           13,461           15,364
     Separate accounts                                   159,796          164,902
     Federal income taxes due or accrued                   3,234           15,782
     Asset valuation reserve                              21,842           22,320
     Payable for securities                               42,101           15,355
     Other liabilities                                    (1,394)           1,700
                                                       ---------        ---------

Total Liabilities                                        348,995          370,052
                                                       ---------        ---------

Capital and Surplus

     Preferred stock ($1 par value, 5,000 shares
          authorized; -0- shares                              --               --
          issued and outstanding)
     Common stock ($1 par value per share;
          5,000 shares authorized; 2,500
          shares issued and outstanding)                   2,500            2,500
     Nonvoting common stock ($1 par value
          per share; 5,000 shares authorized;
          705 shares issued and outstanding)                 705              705
     Gross paid-in and contributed surplus               142,695          142,695
     Unassigned funds                                    453,153          379,716
                                                       ---------        ---------

Total capital and surplus                                599,053          525,616
                                                       ---------        ---------

Total liabilities and capital and surplus              $ 948,048        $ 895,668
                                                       =========        =========


              See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)              2000             1999
                                                           ---------        ---------
Revenues
       Premiums and deposit-type funds                     $  67,621        $ 107,806
       Net investment income                                  38,160           35,788
       Other revenues                                          1,240            4,412
                                                           ---------        ---------

           Total revenues                                    107,021          148,006
                                                           ---------        ---------

Benefits and expenses
       Current and future insurance benefits                  34,144           53,487
       Net transfers to separate accounts                     13,593           30,270
       Commissions                                             7,543           12,772
       Other insurance and corporate expenses                    (57)           3,775
                                                           ---------        ---------

           Total benefits and expenses                        55,223          100,304
                                                           ---------        ---------

Net gain from operations before federal income taxes          51,798           47,702

Federal income taxes incurred                                 17,676           16,657
                                                           ---------        ---------

Net gain from operations after federal income taxes
    and before realized capital (losses)                      34,122           31,045

Net realized capital losses                                   (2,201)            (812)
                                                           ---------        ---------

Net income                                                 $  31,921        $  30,233
                                                           =========        =========


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                   2000             1999
                                                                ---------        ---------

Capital and surplus - December 31, previous year                $ 525,616        $ 464,619

       Net income                                                  31,921           30,233
       Net unrealized capital gains                                41,057           39,221
       Change in non-admitted assets and related items                (20)               5
       Change in asset valuation reserve                              479           (8,462)
                                                                ---------        ---------

           Net change in capital and surplus for the year          73,437           60,997
                                                                ---------        ---------

Capital and surplus - December 31, current year                 $ 599,053        $ 525,616
                                                                =========        =========


              See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the year ended December 31, in thousands)                   2000             1999
                                                               ---------        ---------
Cash from Operations
       Premiums and other considerations                       $  67,621        $ 107,806
       Investment income received, net                            40,635           36,338
       Other income received                                       3,962            3,859
                                                               ---------        ---------

           Total revenues received                               112,218          148,003
                                                               ---------        ---------

       Benefits paid                                              60,721           45,440
       Net transfers to separate accounts                         11,099           31,693
       Federal income taxes paid                                  33,861           34,439
       Commissions                                                 7,543           12,772
       Other expenses                                               (156)           3,708
                                                               ---------        ---------

           Total benefits and expenses paid                      113,068          128,052
                                                               ---------        ---------

Net cash provided by (used in) operations                           (850)          19,951
                                                               ---------        ---------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                     429,006          446,078
       Mortgage loans                                                675              417
       Other                                                       2,713                1
       Net tax on capital gains                                      428               --
                                                               ---------        ---------

           Total net investment proceeds                         432,822          446,496
                                                               ---------        ---------

    Cost of investments acquired
       Bonds                                                     427,068          478,643
       Stocks                                                     10,000               --
                                                               ---------        ---------

           Total investments acquired                            437,068          478,643
                                                               ---------        ---------

Net cash used for investments                                     (4,246)         (32,147)
                                                               ---------        ---------

Cash from Financing and Miscellaneous Sources

       Other cash provided                                        26,943           15,886
                                                               ---------        ---------

       Other cash applied                                         11,657              594
                                                               ---------        ---------

Net cash provided by financing and miscellaneous sources          15,286           15,292
                                                               ---------        ---------

Net change in cash and short-term investments                     10,190            3,095

Cash and short-term investments, beginning of year                33,986           30,891
                                                               ---------        ---------

Cash and short-term investments, end of year                   $  44,176        $  33,986
                                                               =========        =========


              See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1.    Organization

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (Citibank), which is an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The remaining 22% ownership of the Company is held by Citicorp Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company (FCLIC) and Citicorp Assurance Company (CAC).


2.    Summary of Significant Accounting Policies

Basis of presentation

The Company, domiciled in the State of Arizona, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Arizona Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of permitted accounting practices on the statutory surplus of the Company is not material.

The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Arizona will require that, effective January 1, 2001, insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Arizona insurance commissioner. Other states have addressed compliance with the revised Manual in a similar manner. The Company has determined that the impact of this change on its statutory capital and surplus will not be significant.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  Summary of Significant Accounting Policies (continued)


Certain prior year amounts have been reclassified to conform to the 2000 presentation.

Investments

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are carried at amortized cost, except bonds that are in or near default which are carried at the lower of amortized cost or NAIC value. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows which are obtained from a widely-accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with statutory accounting practices. Dividends received from subsidiaries are recorded as net investment income and undistributed net income (loss) is recorded as net unrealized capital gains (losses). The carrying value of these subsidiary investments at December 31, 2000 and 1999 was $177.3 million and $126.3 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $126.8 million and $85.8 million at December 31, 2000 and 1999, respectively.

Mortgage loans are carried at the amount of principal outstanding, adjusted for net unamortized premiums or discounts and, net of any encumbrances and specific impairments.

Real estate is carried at depreciated cost, net of encumbrances and specific impairments.

Short-term investments are carried at amortized cost.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps and option contracts as a means of hedging exposure to equity price and interest rate risk. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

Investment gains and losses

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  Summary of Significant Accounting Policies (continued)

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2000 and 1999, the AVR was $21.8 million and $22.3 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2000 and 1999 the IMR, which is included in other liabilities, was $1.4 million and $5.5 million, respectively.

Aggregate reserves

Benefit reserves for individual annuity products have been computed based upon mortality and interest assumptions applicable to these coverages. Interest rates range from 5.25% to 7.00%, and mortality assumptions reflect standards prescribed by state regulatory authorities.

Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

Premiums and deposit-type funds

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods. Deposit-type funds are recognized as revenue when received.

Separate accounts

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at market value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


3.  Capital and Surplus and Dividend Restrictions

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $34.1 million of statutory surplus is available in 2001 for dividends to be paid without prior approval. The Company did not pay any dividends in 2000 or 1999.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2000, the Company had adjusted capital in excess of amounts requiring any regulatory action.

Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Arizona insurance commissioner (see
Note 2, Summary of Significant Accounting Policies, Basis of Presentation). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  Investments


Bonds
-----------------------------------------------------------------------------------------
Bonds by investment type
                                                    Gross          Gross
                                   Statement      Unrealized     Unrealized        Fair
(in thousands)                       Value          Gains          Losses          Value
-----------------------------------------------------------------------------------------
December 31, 2000
U.S. government agencies
     and authorities               $ 69,400       $    951       $    (46)       $ 70,305
States, territories and
     possessions                        100              3             --             103
Special revenue and special
     assessment obligations         172,760          2,917           (708)        174,969
Public utilities                      1,098              1             --           1,099
Industrial and miscellaneous        261,187          5,967         (1,966)        265,188
-----------------------------------------------------------------------------------------
            Total Bonds            $504,545       $  9,839       $ (2,720)       $511,664
-----------------------------------------------------------------------------------------
December 31, 1999
U.S. government agencies
     and authorities               $109,635       $     28       $ (4,851)       $104,812
States, territories and
     possessions                        100             --             (2)             98
Special revenue and special
     assessment obligations         127,908             56         (5,928)        122,036
Public utilities                      3,699             --            (37)          3,662
Industrial and miscellaneous        275,363            873        (10,883)        265,353
-----------------------------------------------------------------------------------------
            Total Bonds            $516,705       $    957       $(21,701)       $495,961
-----------------------------------------------------------------------------------------


Fair values are based upon quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Maturity Distribution
-----------------------------------------------------------
                                    Statement        Fair
(in thousands)                        Value          Value
-----------------------------------------------------------
One year or less                    $ 27,994       $ 28,169
Over 1 year through 5 years          171,943        172,966
Over 5 years through 10 years        157,813        161,224
Over 10 years                        146,795        149,305
-----------------------------------------------------------
                                    $504,545       $511,664
-----------------------------------------------------------

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  Investments (continued)

Proceeds from sales and maturities of bonds were $429.0 million and $446.1 million during 2000 and 1999, respectively. Gross gains of $3.0 million and $.8 million in 2000 and 1999, respectively, and gross losses of $9.3 million and $5.2 million in 2000 and 1999, respectively, were realized on those sales.

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2000 and 1999, the Company held CMOs with a fair value of $154.5 million and $131.4 million, respectively. As of December 31, 2000 and 1999, approximately 62% and 58%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $115.7 million and $105.5 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2000 and 1999, respectively. The Company also held $60.8 million and $46.6 million of securities that are backed primarily by credit card or car loan receivables at December 31, 2000 and 1999, respectively.

Mortgage loans on real estate

Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value. During 2000, these mortgages were sold back to CMI at book value, which approximates fair value. There are no mortgage loans outstanding at December 31, 2000.

Concentrations

The Company defines medium and lower quality assets in accordance with NAIC guidelines. The total concentration of these assets was insignificant at December 31, 2000 and 1999.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


5.  Liabilities Subject to Discretionary Withdrawal

At December 31, 2000, the Company had $267 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $2 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $64 million are surrenderable at book value less surrender charges of 5% or more, $158 million are surrenderable at market value and $43 million are surrenderable without charge.

6.  Reinsurance

The Company has assumed insurance from other companies in areas where the Company had or has limited authority to write business. Normally, a commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

(in thousands)
----------------------------------------------------------
Premiums                          2000             1999
----------------------------------------------------------
 Direct                        $    2,020       $    2,592
 Assumed                           43,932           56,606
 Ceded                              3,560            5,457
----------------------------------------------------------
Total Net Premiums             $   42,392       $   64,655
----------------------------------------------------------

Balance sheet impact:
 Aggregate reserves
   Assumed                     $      135       $      252
   Ceded                       $      202       $      329
----------------------------------------------------------

Life insurance in force:
   Assumed                     $1,860,934       $2,420,654
   Ceded                       $  130,051       $  154,626
----------------------------------------------------------

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  Taxes

------------------------------------------------------------------------------------
(in thousands)                                               2000             1999
------------------------------------------------------------------------------------
Net gain from operations before federal income taxes       $ 51,798         $ 47,702
Statutory tax rate                                               35%              35%
------------------------------------------------------------------------------------
Expected tax                                                 18,129           16,696
Tax effect of:
Other investment income                                        (129)              --
Benefit, reinsurance and other reserves                         (10)              28
Deferred acquisition costs                                     (280)              25
Other                                                           (34)             (92)
------------------------------------------------------------------------------------
Federal income taxes incurred                              $ 17,676         $ 16,657
------------------------------------------------------------------------------------
Effective tax rate                                               34%              35%
------------------------------------------------------------------------------------

The Company's Federal income tax return is consolidated with its subsidiary FCLIC. The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $10,533 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3,687 thousand.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

8.  Related Party Transactions

The Travelers Insurance Company (TIC) maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $34.9 million at December 31, 2000 and is included in short-term investments in the balance sheet. The Company did not participate in the pool in 1999.

The Company leases two buildings to CMI, an affiliate. The Company received from CMI $3.1 million and $3.1 million in 2000 and 1999, respectively, of rental income which is included in net investment income. These leases expire at various dates and contain options for renewal. The future minimum rental income for the year ending December 31, 2001 is $3.1 million under the terms of the leases.

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were insignificant in 2000 and 1999.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


9.  Derivative Financial Instruments and Fair Value of Financial Instruments

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures, interest rate swaps and option contracts as a means of hedging exposure to equity price changes and interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset in market interest rates changes until an investment is purchased or a product is sold.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an assets with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to a notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swaps agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Futures contracts and interest rate swaps were not significant at December 31, 2000 and 1999.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at December 31, 2000 and 1999, respectively.

Financial Instruments with off-balance sheet risk

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments was not material at December 31, 2000 and December 31, 1999.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


9. Derivative Financial Instruments and Fair Value of Financial Instruments (continued)

Fair Value of Certain Financial Instruments

At December 31, 2000 and 1999, investments in bonds have a fair value of $511.7 million and $496.0 million, and a carrying value of $504.5 million and $516.7 million, respectively.

There were no financial instruments classified as other assets at December 31, 2000 or 1999. The carrying value of $42.1 million and $15.4 million of payables for securities also approximates their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.


10.  Commitments and Contingencies

Litigation

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2000, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

Financial instruments with off-balance sheet risk

See Note 9.


11.  Generally Accepted Accounting Principles

Statutory accounting practices differ in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to: (a) the treatment of acquisition costs (principally commissions and certain expenses related to policy issuance) which are charged to expense as incurred rather than amortized over the premium-paying periods of the related policies; (b) the treatment of certain assets designated as non-admitted, which are excluded from the balance sheet by direct charges to surplus; (c) insurance reserves, which are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals, while GAAP reserves use different assumptions for mortality and interest; (d) the GAAP practice of establishing reserves for premium deficiency and other loss recognition on certain insurance and related contracts which are considered to be without substantial mortality or morbidity risk; (e) the asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are required statutory reserves for life insurance companies; (f) the provision for income taxes which is based solely on currently taxable income and accordingly, changes in a deferred federal income tax asset or liability during the year are not recorded; (g) securities investments and certain other investments are carried at NAIC values, whereas under GAAP, these investments are marked to market with the unrealized gain or loss net of tax recorded to shareholder's equity; (h) liabilities are presented net of reinsurance; and (i) GAAP requires that comprehensive income and its components be displayed in the financial statements; (j) also, under GAAP majority owned subsidiaries are consolidated.

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)


Investment income earned
       Government bonds                                                     $  4,442
       Other bonds (unaffiliated)                                             28,809
       Bonds of affiliates                                                        --
       Preferred stocks (unaffiliated)                                            --
       Preferred stocks of affiliates                                             --
       Common stocks (unaffiliated)                                               --
       Common stocks of affiliates                                                --
       Mortgage loans                                                             --
       Real estate                                                             3,127
       Premium notes, policy loans and liens                                      --
       Cash on hand and on deposit                                                --
       Short-term investments                                                  2,940
       Other invested assets                                                      --
       Derivative instruments                                                     (9)
       Aggregate write-ins for investment income                                  --
                                                                            --------
           Gross investment income                                          $ 39,309
                                                                            ========

Real estate owned - book value less encumbrances                            $ 24,547

Mortgage loans - book value
       Farm mortgages                                                       $     --
       Residential mortgages                                                      --
       Commercial mortgages                                                       --
                                                                            --------
           Total mortgage loans                                             $     --
                                                                            ========
Mortgage loans by standing - book value
       Good standing                                                        $     --
       Good standing with restructured terms                                      --
       Interest overdue more than 90 days, not in foreclosure                     --
       Foreclosure in process                                                     --

Other long-term assets - statement value                                    $     --

Bonds and stocks of parents, subsidiaries and affiliates - book value
       Bonds                                                                $     --
       Preferred stocks                                                     $     --
       Common stocks                                                        $ 50,500

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)


Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                              $ 62,923
           Over 1 year through 5 years                               171,943
           Over 5 years through 10 years                             157,813
           Over 10 years through 20 years                             77,053
           Over 20 years                                              69,742
                                                                    --------
                Total by maturity                                   $539,474
                                                                    ========
           By class - statement value
           Class 1                                                  $498,887
           Class 2                                                    37,281
           Class 3                                                     2,405
           Class 4                                                       901
           Class 5                                                        --
           Class 6                                                        --
                                                                    --------
                Total by class                                      $539,474
                                                                    ========
       Total publicly traded                                        $484,019
       Total privately placed                                       $ 55,455
Preferred stocks - statement value                                  $     --
Common stocks - fair value                                          $177,311
Short-term investments - book value                                 $ 34,929
Options, caps & floors owned - statement value                      $  1,583
Options, caps & floors written and in force - statement value       $     --
Collar, swap & forward agreements open - statement value            $     --
Futures contracts open - current value                              $     --
Cash on deposit                                                     $  9,247

Life insurance in force:
       Industrial                                                   $     --
       Ordinary                                                     $     27
       Credit life                                                  $  1,848
       Group life                                                   $    103

Amount of accidental death insurance in force under
       Ordinary policies                                            $     --

Life insurance policies with disability provisions in force:
       Industrial                                                   $     --
       Ordinary                                                     $     --
       Credit life                                                  $     --
       Group life                                                   $     --

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                        $     --
           Income payable                                           $     --

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)


       Ordinary - involving life contingencies
           Income payable                                  $     --

       Group - not involving life contingencies
           Amount of deposit                               $     --
           Income payable                                  $     --

       Group - involving life contingencies
           Income payable                                  $     --

Annuities:
       Ordinary
           Immediate - amount of income payable            $    131
           Deferred - fully paid account balance           $266,755
           Deferred - not fully paid account balance       $    608

       Group
           Amount of income payable                        $     --
           Fully paid account balance                      $     --
           Not fully paid account balance                  $     --

Accident and health insurance - premiums in force
           Ordinary                                        $     --
           Group                                           $     --
           Credit                                          $ 25,389

Deposit funds and dividend accumulations
       Deposit funds - account balance                     $     --
       Dividend accumulations - account balance            $     --

Claim payments 2000
       Group accident and health
           2000                                            $     --
           1999                                            $     --
           1998                                            $     --
           1997                                            $     --
           1996                                            $     --
           Prior                                           $     --

       Other accident and health
           2000                                            $     --
           1999                                            $     --
           1998                                            $     --
           1997                                            $     --
           1996                                            $     --
           Prior                                           $     --

                        CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)


       Other coverages that use development methods to calculate claim reserves

           2000                                            $2,311
           1999                                            $4,472
           1998                                            $1,210
           1997                                            $  121
           1996                                            $   65
           Prior                                           $  279

                                     PART C


                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Assets and liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999
              Notes to Financial Statements
              Statement of Investments as of December 31, 2000

        The statutory financial statements of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

              Balance Sheets (statutory basis) as of December 31, 2000 and 1999 Statements of Operations (statutory basis) for the years ended December 31, 2000 and 1999
              Statements of changes in Capital and Surplus (statutory basis) for the years ended December 31, 2000 and 1999
              Statements of Cash Flows (statutory basis) for the years ended December 31, 2000 and 1999
              Notes to  Financial Statements (statutory basis)
              Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2000

(b)      Exhibits

(1) Certified resolution of the board of directors of Citicorp Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)      Not Applicable.

(3) Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

(4)      (a)   Contract Form.*
         (b)   Individual Retirement Annuity Endorsement.*
         (c)   403(b) Tax Sheltered Annuity Endorsement.*
         (d)   Annuity Contract Endorsement: Waiver of Surrender Charges.*
         (e)   Variable Annuity Endorsement: Amendment of Contract
               Provisions.****

         (f)   Roth Individual Retirement Annuity Endorsement.****

(5)      Contract Application.**

(6)      (a)   Certificate of Incorporation of the Company.*
         (b)   By-Laws of the Company.*

(7)      None.

(8)      (a)   Participation Agreement Among Variable Insurance Products Fund,
               Fidelity Distributors Corporation and Citicorp Life Insurance
               Company*
         (b)   Participation Agreement Among Variable Insurance Products Fund
               II, Fidelity Distributors Corporation and Citicorp Life
               Insurance Company.**
         (c)   Participation Agreement Between MFS Variable Insurance Trust,
               Citicorp Life Insurance Company and Massachusetts Financial
               Services Company.**
         (d)   Participation Agreement By and Among AIM Variable Insurance
               Funds, Inc. and Citicorp Life Insurance Company, on Behalf of
               Itself and Citicorp Life Variable Annuity Separate Account.**
         (e)   Participation Agreement Among CitiFunds and Citicorp Life
               Insurance Company.**
         (f)   Participation Agreement Between Variable Annuity Portfolios and
               Citicorp Life Insurance Company.**
         (g)   Administrative Services Agreement between Citicorp Insurance
               Services, Inc. and Citicorp Life Insurance Company with
               Addendums.*
         (h)   Participation Agreement Among Citicorp Life Insurance Company,
               Citicorp Life Variable Annuity Separate Account and The
               Travelers Series Trust, High Yield Bond Trust and Money Market
               Portfolio..(Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on
               Form N-4, File No. 333-71379, filed with the Securities and
               Exchange Commission on April 27, 2001.)

(9)               Opinion and Consent of Catherine S. Mulholland, Esq. *****

(10)     (a)   Consent of Sutherland Asbill & Brennan LLP filed herewith.
         (b)   Consent of KPMG LLP filed herewith.

         (11)  Not Applicable.

         (12)  None.

         (13)  Schedule for Computation of Each Performance Calculation.***

         (14)  Powers of Attorney authorizing Ernest J. Wright or Kathleen
               A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996 (File 33-81626).

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

**** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

***** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 11 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on May 1, 2000 (File 33-81626).


Item 25. DIRECTORS AND OFFICERS OF THE COMPANY.

Name and Principal       Positions and Offices
Business Address         with Insurance Company

George C. Kokulis*       Director, President and Chief Executive Officer
Glenn D. Lammey*         Director, Chief Financial Officer
Mary Jean Thornton*      Executive Vice President and Chief Information Officer
Peter Black Dahlberg**   Executive Vice President
William H. Heyman***     Senior Vice President
William R. Hogan*        Director, Senior Vice President
Marla Berman Lewitus*    Director, Senior Vice President and General Counsel
Warren H. May*           Senior Vice President
Kathleen Preston*        Senior Vice President
David A. Tyson*          Director, Senior Vice President
F. Denney Voss***        Senior Vice President
Linn K. Richardson*      Second Vice President and Actuary
Ernest J. Wright*        Vice President and Secretary
Kathleen A. McGah*       Assistant Secretary


*Principal Business Address:
       One Tower Square                                399 Park Avenue
       Hartford, CT  06183                             New York, NY 10048

***    307 W. 7th Street
       Fort Worth, TX 76102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART

                                    CITIGROUP
                             (Delaware Corporation)
                     ---------------------------------------
                                      100%
                     ---------------------------------------
                             CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                     ---------------------------------------
                                      100%
                     ---------------------------------------
                                CITIBANK DELAWARE
                             (Delaware Corporation)
                     ---------------------------------------

            100%
-----------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
-----------------------------
            100%                                           100%
-----------------------------                   ----------------------------
FIRST CITICORP LIFE                                CITICORP ASSURANCE CO
INSURANCE COMPANY                                  (Delaware Corporation)
(New York Corporation)

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of February 28, 2001 there were 2,083 contract owners.

ITEM 28. INDEMNIFICATION

         The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

         (1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

         (3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

         (4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of

Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

         (5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

         (6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

Item 29.  Principal Underwriter

(a)       Travelers Distribution LLC
          One Tower Square
          Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c) Not Applicable


ITEM 30. LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Tower Square, Hartford, CT 06183.


ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (and) (or) the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and State of Connecticut, on this 30th day of April, 2001.


                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)


                                 By:*GLENN D. LAMMEY
                                     -----------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2001.




*GEORGE C. KOKULIS              Director, President and Chief Executive Officer
------------------------
 (George C. Kokulis)            (Principal Executive Officer)


*GLENN D. LAMMEY                Director, Chief Financial Officer,
------------------------
 (Glenn D. Lammey)              (Principal Financial Officer)


*MARLA BERMAN LEWITUS           Director
------------------------
 (Marla Berman Lewitus)


*WILLIAM R. HOGAN               Director
------------------------
 (William R. Hogan)


*DAVID A. TYSON                 Director
------------------------
 (David A. Tyson)


*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.           Description                                      Method of Filing


10(a).        Consent of Sutherland Asbill & Brennan.          Electronically

10(b).        Consent of KPMG LLP                              Electronically